UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—March 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2022
Vanguard Strategic Equity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
Strategic Equity Fund	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,040.30	$0.86
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.08	0.86
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Strategic Equity Fund
Fund Allocation
As of March 31, 2022
Communication Services	3.5%
Consumer Discretionary	11.2
Consumer Staples	3.5
Energy	5.7
Financials	14.3
Health Care	12.4
Industrials	13.9
Information Technology	15.9
Materials	6.0
Real Estate	8.8
Utilities	4.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Strategic Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (3.5%)
	New York Times Co. Class A	729,089	33,421
	News Corp. Class B	1,331,079	29,976
	News Corp. Class A	923,115	20,447
*	Yelp Inc. Class A	591,693	20,183
*	Take-Two Interactive Software Inc.	124,322	19,113
*	Altice USA Inc. Class A	1,390,572	17,354
*	Live Nation Entertainment Inc.	118,684	13,962
*	Playtika Holding Corp.	707,301	13,672
	Lumen Technologies Inc.	1,210,252	13,640
	Interpublic Group of Cos. Inc.	324,631	11,508
*	Cargurus Inc.	262,952	11,165
	Omnicom Group Inc.	126,117	10,705
	Sinclair Broadcast Group Inc. Class A	306,928	8,600
	Paramount Global Class B	218,666	8,268
*	Liberty Media Corp.- Liberty SiriusXM Class C	180,580	8,258
*	PubMatic Inc. Class A	262,243	6,850
*	Iridium Communications Inc.	168,015	6,774
*	ZoomInfo Technologies Inc. Class A	111,819	6,680
	Fox Corp. Class B	128,272	4,654
*	Liberty Global plc Class A	182,324	4,651
	Cogent Communications Holdings Inc.	55,030	3,651
*	Madison Square Garden Sports Corp.	13,820	2,479
*	ZipRecruiter Inc. Class A	71,736	1,649
*	Vimeo Inc.	106,208	1,262
*	Loyalty Ventures Inc.	36,202	598
			279,520
Consumer Discretionary (11.2%)
	Service Corp. International	643,902	42,382
*	AutoNation Inc.	326,760	32,539
	PulteGroup Inc.	737,062	30,883
*	Ulta Beauty Inc.	72,214	28,757
	Tapestry Inc.	761,653	28,295
	Genuine Parts Co.	208,599	26,288
	Signet Jewelers Ltd.	323,689	23,532
*	SeaWorld Entertainment Inc.	307,360	22,880
	Boyd Gaming Corp.	345,485	22,726
		Shares	Market Value• ($000)
	Travel + Leisure Co.	391,829	22,703
*	Six Flags Entertainment Corp.	516,088	22,450
	LKQ Corp.	462,616	21,007
	Columbia Sportswear Co.	223,151	20,202
	Toll Brothers Inc.	408,774	19,221
*	Expedia Group Inc.	97,864	19,149
*	Under Armour Inc. Class C	1,147,697	17,858
*	Goodyear Tire & Rubber Co.	1,233,177	17,622
	MGM Resorts International	393,068	16,485
	Kohl's Corp.	267,811	16,192
	Winnebago Industries Inc.	298,832	16,146
*	Meritage Homes Corp.	202,117	16,014
	Brunswick Corp.	191,573	15,496
	Papa John's International Inc.	145,309	15,298
	Red Rock Resorts Inc. Class A	313,674	15,232
*	Dave & Buster's Entertainment Inc.	309,147	15,179
*	Tri Pointe Homes Inc.	720,933	14,476
	H&R Block Inc.	517,346	13,472
*	Abercrombie & Fitch Co. Class A	414,080	13,246
*	Etsy Inc.	105,157	13,069
	Macy's Inc.	516,821	12,590
	Texas Roadhouse Inc. Class A	144,971	12,138
	Bath & Body Works Inc.	248,260	11,867
	Group 1 Automotive Inc.	64,175	10,770
*	Urban Outfitters Inc.	422,737	10,615
*	NVR Inc.	2,239	10,002
	Academy Sports & Outdoors Inc.	230,220	9,071
	Buckle Inc.	272,687	9,010
*	Crocs Inc.	108,288	8,273
	Harley-Davidson Inc.	204,702	8,065
	Qurate Retail Inc. Series A	1,681,744	8,005
*	frontdoor Inc.	263,969	7,879
*	Skyline Champion Corp.	142,248	7,807
	Dine Brands Global Inc.	93,332	7,275
*	Capri Holdings Ltd.	140,377	7,214
*	Deckers Outdoor Corp.	26,044	7,130
	Dillard's Inc. Class A	26,492	7,110
	Tempur Sealy International Inc.	250,970	7,007
	Gentex Corp.	239,053	6,973
	Shutterstock Inc.	71,609	6,665
	Tractor Supply Co.	28,215	6,585
4

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Scientific Games Corp. Class A	98,668	5,797
*	WW International Inc.	564,119	5,771
	Century Communities Inc.	107,068	5,736
	Williams-Sonoma Inc.	37,132	5,384
*	Revolve Group Inc.	96,049	5,157
*	Brinker International Inc.	131,911	5,034
	Wendy's Co.	200,718	4,410
*	Victoria's Secret & Co.	84,239	4,327
	Autoliv Inc.	56,292	4,303
	Laureate Education Inc. Class A	361,211	4,280
*	Asbury Automotive Group Inc.	25,244	4,044
*	MarineMax Inc.	98,783	3,977
*	Stride Inc.	108,514	3,942
*	Everi Holdings Inc.	186,607	3,919
	Best Buy Co. Inc.	40,962	3,723
	Foot Locker Inc.	114,750	3,403
	Aaron's Co. Inc.	166,515	3,344
*	Overstock.com Inc.	71,373	3,141
	Churchill Downs Inc.	12,701	2,817
*	Fossil Group Inc.	269,416	2,597
*	Stitch Fix Inc. Class A	241,371	2,431
	Hibbett Inc.	54,785	2,429
*	Tupperware Brands Corp.	117,461	2,285
	Thor Industries Inc.	24,441	1,923
*	Sleep Number Corp.	35,691	1,810
	ADT Inc.	230,979	1,753
	Vail Resorts Inc.	6,009	1,564
	Steven Madden Ltd.	39,752	1,536
*	Cavco Industries Inc.	6,374	1,535
	Wyndham Hotels & Resorts Inc.	18,073	1,531
	PVH Corp.	19,797	1,517
*	XPEL Inc.	28,236	1,485
	Levi Strauss & Co. Class A	61,961	1,224
	Wolverine World Wide Inc.	53,032	1,196
			890,175
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	480,704	38,639
	Bunge Ltd.	275,725	30,553
*	Herbalife Nutrition Ltd.	803,741	24,402
	Campbell Soup Co.	468,461	20,879
*	BJ's Wholesale Club Holdings Inc.	298,308	20,169
	Ingles Markets Inc. Class A	204,811	18,238
	Ingredion Inc.	155,854	13,583
	Medifast Inc.	68,945	11,774
	Flowers Foods Inc.	447,124	11,496
	Molson Coors Beverage Co. Class B	203,827	10,880
*	United Natural Foods Inc.	253,290	10,473
*	Pilgrim's Pride Corp.	342,984	8,609
*	Hain Celestial Group Inc.	212,288	7,303
*	Hostess Brands Inc. Class A	325,526	7,142
*	TreeHouse Foods Inc.	210,189	6,781
	J M Smucker Co.	46,378	6,280
*	USANA Health Sciences Inc.	72,128	5,731
	Kellogg Co.	56,873	3,668
	Vector Group Ltd.	247,366	2,978
	Nu Skin Enterprises Inc. Class A	57,942	2,774
*	Post Holdings Inc.	38,919	2,695
	Lamb Weston Holdings Inc.	44,951	2,693
		Shares	Market Value• ($000)
	Edgewell Personal Care Co.	69,309	2,542
	Coca-Cola Consolidated Inc.	5,032	2,500
	Lancaster Colony Corp.	10,925	1,629
*	BellRing Brands Inc.	49,341	1,139
			275,550
Energy (5.7%)
	Occidental Petroleum Corp.	1,618,253	91,820
	APA Corp.	1,598,308	66,058
	Halliburton Co.	1,531,846	58,011
	Coterra Energy Inc.	1,022,482	27,576
	Targa Resources Corp.	354,819	26,778
	Ovintiv Inc. (XNYS)	492,380	26,623
*	Southwestern Energy Co.	3,375,453	24,202
*	Comstock Resources Inc.	1,753,092	22,878
	SM Energy Co.	474,979	18,500
*	PBF Energy Inc. Class A	657,083	16,013
	Northern Oil and Gas Inc.	368,777	10,396
	Marathon Oil Corp.	339,472	8,524
	Plains GP Holdings LP Class A	672,817	7,771
*	Denbury Inc.	82,406	6,475
	Equitrans Midstream Corp.	740,137	6,247
*	Antero Resources Corp.	202,960	6,196
*	Delek US Holdings Inc.	277,550	5,890
	Hess Corp.	52,434	5,613
	Texas Pacific Land Corp.	3,912	5,289
*	Kosmos Energy Ltd.	429,899	3,091
*	Nabors Industries Ltd. (XNYS)	16,643	2,542
*	NexTier Oilfield Solutions Inc.	247,722	2,289
	PDC Energy Inc.	30,204	2,195
*	Talos Energy Inc.	123,765	1,954
			452,931
Financials (14.2%)
	KeyCorp.	2,609,291	58,396
	Ally Financial Inc.	1,081,379	47,018
	Walker & Dunlop Inc.	355,564	46,017
	Equitable Holdings Inc.	1,446,024	44,697
	Invesco Ltd.	1,918,981	44,252
	Fidelity National Financial Inc.	898,231	43,870
	Zions Bancorp NA	599,591	39,309
	SLM Corp.	2,127,314	39,058
	Primerica Inc.	279,318	38,216
	Comerica Inc.	378,369	34,216
	Regions Financial Corp.	1,511,519	33,646
	Hartford Financial Services Group Inc.	450,494	32,350
	W R Berkley Corp.	474,783	31,616
	Stifel Financial Corp.	425,657	28,902
	PacWest Bancorp	660,069	28,469
	Jefferies Financial Group Inc.	849,287	27,899
	First American Financial Corp.	424,435	27,512
	Hanover Insurance Group Inc.	180,951	27,056
	Evercore Inc. Class A	229,144	25,508
	Synovus Financial Corp.	498,683	24,435
	CNO Financial Group Inc.	868,583	21,793
	Bank OZK	449,870	19,209
	First Republic Bank	116,789	18,932
	MGIC Investment Corp.	1,305,024	17,683
*	Mr Cooper Group Inc.	370,132	16,904
	Radian Group Inc.	759,360	16,865

5

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Brighthouse Financial Inc.	324,139	16,745
	First BanCorp. (XNYS)	1,181,838	15,506
	Kinsale Capital Group Inc.	65,888	15,024
	Virtu Financial Inc. Class A	384,586	14,314
	Western Alliance Bancorp	169,560	14,043
	Carlyle Group Inc.	279,413	13,666
	Old Republic International Corp.	528,194	13,664
	Everest Re Group Ltd.	42,448	12,793
	Prosperity Bancshares Inc.	179,358	12,444
	Essent Group Ltd.	293,072	12,078
	OneMain Holdings Inc.	247,490	11,734
	Popular Inc.	124,535	10,180
	International Bancshares Corp.	235,441	9,938
	FNB Corp.	747,729	9,309
	Universal Insurance Holdings Inc.	659,073	8,891
	Cboe Global Markets Inc.	71,590	8,191
	Associated Banc-Corp.	354,458	8,067
	Franklin Resources Inc.	281,900	7,871
	Hancock Whitney Corp.	136,113	7,098
*	SVB Financial Group	12,581	7,038
*	Credit Acceptance Corp.	12,724	7,003
	Axis Capital Holdings Ltd.	107,540	6,503
	Old National Bancorp	369,722	6,056
	American Equity Investment Life Holding Co.	143,508	5,727
	Moelis & Co. Class A	119,596	5,615
	UMB Financial Corp.	55,024	5,346
	Columbia Banking System Inc.	155,548	5,020
	Affiliated Managers Group Inc.	30,455	4,293
	Loews Corp.	55,992	3,629
	First Hawaiian Inc.	127,578	3,558
*	LendingClub Corp.	191,011	3,014
	East West Bancorp Inc.	31,610	2,498
*	PROG Holdings Inc.	77,465	2,229
	Brightsphere Investment Group Inc.	85,734	2,079
	Synchrony Financial	59,225	2,062
	Assured Guaranty Ltd.	25,200	1,604
	Fifth Third Bancorp	35,931	1,546
	SouthState Corp.	18,434	1,504
			1,131,708
Health Care (12.3%)
	West Pharmaceutical Services Inc.	153,308	62,965
	AmerisourceBergen Corp. Class A	320,806	49,632
*	DaVita Inc.	393,122	44,466
	Chemed Corp.	87,702	44,425
	Bruker Corp.	625,546	40,223
*	Laboratory Corp. of America Holdings	149,104	39,313
*	ABIOMED Inc.	110,034	36,448
*	Mettler-Toledo International Inc.	26,207	35,987
*	Medpace Holdings Inc.	213,818	34,978
*	Incyte Corp.	402,157	31,939
*	Tenet Healthcare Corp.	370,545	31,852
*	IQVIA Holdings Inc.	135,568	31,345
*	Veeva Systems Inc. Class A	128,731	27,350
*	Charles River Laboratories International Inc.	95,938	27,244
		Shares	Market Value• ($000)
*	AMN Healthcare Services Inc.	257,105	26,824
*	Sarepta Therapeutics Inc.	317,371	24,793
*	Alkermes plc	916,913	24,124
	Cardinal Health Inc.	339,454	19,247
*	Tandem Diabetes Care Inc.	152,712	17,759
*	ICU Medical Inc.	68,613	15,276
*	ACADIA Pharmaceuticals Inc.	616,774	14,938
*	Hologic Inc.	189,839	14,583
*	Enanta Pharmaceuticals Inc.	198,391	14,121
*	Myriad Genetics Inc.	512,323	12,911
*	STAAR Surgical Co.	156,188	12,481
*	Catalent Inc.	111,776	12,396
*	ImmunoGen Inc.	2,382,494	11,341
*	United Therapeutics Corp.	59,563	10,686
*,1	Intercept Pharmaceuticals Inc.	611,015	9,941
*	Avantor Inc.	280,636	9,491
	DENTSPLY SIRONA Inc.	184,082	9,061
	Quest Diagnostics Inc.	65,665	8,987
*	Community Health Systems Inc.	740,775	8,793
*	Vir Biotechnology Inc.	321,884	8,279
*	Doximity Inc. Class A	144,166	7,510
*	Ionis Pharmaceuticals Inc.	181,050	6,706
*	Exelixis Inc.	281,608	6,384
	Bio-Techne Corp.	14,521	6,288
*	Allscripts Healthcare Solutions Inc.	266,401	5,999
*	Corcept Therapeutics Inc.	265,565	5,981
	Select Medical Holdings Corp.	247,436	5,936
*	Maravai LifeSciences Holdings Inc. Class A	165,646	5,842
*	Deciphera Pharmaceuticals Inc.	621,012	5,757
*	Quidel Corp.	51,015	5,737
*	Shockwave Medical Inc.	27,254	5,651
*	MEDNAX Inc.	201,885	4,740
*	Globus Medical Inc. Class A	60,647	4,475
*	Inspire Medical Systems Inc.	17,284	4,437
*	Endo International plc	1,850,583	4,275
*	Henry Schein Inc.	48,864	4,260
*	Travere Thrapeutics Inc.	162,959	4,199
*	Agenus Inc.	1,694,047	4,167
*	Theravance Biopharma Inc.	389,911	3,728
*	PTC Therapeutics Inc.	94,719	3,534
*,1	Clovis Oncology Inc.	1,679,012	3,392
*	Option Care Health Inc.	112,694	3,219
*	Bluebird Bio Inc.	639,512	3,102
*	Multiplan Corp.	628,932	2,943
*	Prestige Consumer Healthcare Inc.	54,373	2,879
*	MacroGenics Inc.	326,422	2,876
*	Novavax Inc.	38,357	2,825
*	Syneos Health Inc.	34,615	2,802
*	Cara Therapeutics Inc.	215,399	2,617
*	Joint Corp.	66,951	2,369
*	2seventy bio Inc.	132,412	2,259
*	Glaukos Corp.	37,323	2,158
*	Masimo Corp.	13,334	1,941
*	Apellis Pharmaceuticals Inc.	35,893	1,824
*,1	Co-Diagnostics Inc.	289,221	1,787

6

Strategic Equity Fund
		Shares	Market Value• ($000)
*	NuVasive Inc.	30,448	1,726
*	Puma Biotechnology Inc.	540,434	1,556
*	Sangamo Therapeutics Inc.	247,844	1,440
*	Seres Therapeutics Inc.	195,204	1,390
*	Figs Inc. Class A	63,744	1,372
*	Emergent BioSolutions Inc.	33,247	1,365
*	Prothena Corp. plc	37,057	1,355
*	Akebia Therapeutics Inc.	1,833,311	1,316
*	Atea Pharmaceuticals Inc.	179,625	1,297
*	iTeos Therapeutics Inc.	39,840	1,282
*	Organogenesis Holdings Inc. Class A	116,256	886
			983,783
Industrials (13.8%)
	WW Grainger Inc.	128,617	66,339
*	United Rentals Inc.	177,872	63,182
	AGCO Corp.	374,536	54,694
	Robert Half International Inc.	452,981	51,721
	Dover Corp.	325,574	51,083
	Owens Corning	551,838	50,493
	Allison Transmission Holdings Inc.	1,109,545	43,561
*	Atkore Inc.	398,599	39,238
	Triton International Ltd.	508,324	35,674
*	CACI International Inc. Class A	107,067	32,255
	Expeditors International of Washington Inc.	297,183	30,657
	Rush Enterprises Inc. Class A	549,336	27,967
*	Alaska Air Group Inc.	452,735	26,263
	Ryder System Inc.	324,376	25,733
	ManpowerGroup Inc.	260,534	24,469
	GrafTech International Ltd.	2,449,929	23,568
	EMCOR Group Inc.	194,868	21,948
	UFP Industries Inc.	283,876	21,904
	Booz Allen Hamilton Holding Corp. Class A	239,109	21,003
	Matson Inc.	173,360	20,911
	Boise Cascade Co.	294,104	20,431
	JB Hunt Transport Services Inc.	97,255	19,528
	Terex Corp.	544,415	19,414
	Wabash National Corp.	1,183,418	17,562
	ManTech International Corp. Class A	187,207	16,135
	MDU Resources Group Inc.	590,659	15,741
*	Clean Harbors Inc.	138,942	15,512
	Acuity Brands Inc.	78,221	14,807
*	Copart Inc.	100,311	12,586
	Korn Ferry	183,939	11,945
	Old Dominion Freight Line Inc.	39,825	11,895
	Huntington Ingalls Industries Inc.	56,115	11,192
	Encore Wire Corp.	97,554	11,128
	AECOM	142,934	10,979
	Allegion plc	99,705	10,946
*	Beacon Roofing Supply Inc.	183,512	10,879
*	TrueBlue Inc.	360,610	10,418
	Fortune Brands Home & Security Inc.	114,190	8,482
	Tetra Tech Inc.	43,845	7,232
	Landstar System Inc.	41,599	6,274
	Primoris Services Corp.	256,929	6,120
		Shares	Market Value• ($000)
*	Quad/Graphics Inc.	845,269	5,866
*	Saia Inc.	23,935	5,836
*	Aerojet Rocketdyne Holdings Inc.	148,273	5,835
*	Univar Solutions Inc.	168,196	5,406
	Lincoln Electric Holdings Inc.	36,550	5,037
*	GEO Group Inc.	759,398	5,020
*	SkyWest Inc.	171,669	4,953
*	Lyft Inc. Class A	122,288	4,696
*	Middleby Corp.	27,444	4,499
	ABM Industries Inc.	97,487	4,488
	Ennis Inc.	238,646	4,408
	Schneider National Inc. Class B	171,233	4,366
*	Avis Budget Group Inc.	16,249	4,278
	ArcBest Corp.	47,851	3,852
*	TriNet Group Inc.	36,329	3,573
*	MYR Group Inc.	33,729	3,172
	Watts Water Technologies Inc. Class A	21,211	2,961
*	JELD-WEN Holding Inc.	138,961	2,818
*	Driven Brands Holdings Inc.	104,065	2,735
	Donaldson Co. Inc.	47,743	2,479
	Mueller Industries Inc.	38,206	2,070
	AMERCO	3,232	1,929
	EnerSys	25,573	1,907
	Simpson Manufacturing Co. Inc.	16,888	1,841
	Watsco Inc.	5,502	1,676
	Werner Enterprises Inc.	34,895	1,431
	Pitney Bowes Inc.	246,432	1,281
*	AZEK Co. Inc. Class A	48,327	1,200
			1,101,482
Information Technology (15.8%)
	CDW Corp.	324,347	58,022
	Jabil Inc.	850,749	52,517
*	Synopsys Inc.	145,877	48,616
*	Cadence Design Systems Inc.	285,946	47,027
*	Manhattan Associates Inc.	332,808	46,164
*	GoDaddy Inc. Class A	540,909	45,274
*	Dropbox Inc. Class A	1,945,194	45,226
*	Arrow Electronics Inc.	354,245	42,024
*	Nutanix Inc. Class A	1,548,331	41,526
*	Gartner Inc.	136,246	40,528
*	ON Semiconductor Corp.	634,161	39,705
*	Box Inc. Class A	1,351,820	39,284
*	Fortinet Inc.	110,808	37,868
*	Flex Ltd.	1,952,819	36,225
*	Cirrus Logic Inc.	388,325	32,926
	Amkor Technology Inc.	1,496,563	32,505
*	Fair Isaac Corp.	69,495	32,417
	Avnet Inc.	785,963	31,902
*	Pure Storage Inc. Class A	893,449	31,548
*	Teradata Corp.	617,173	30,420
*	EPAM Systems Inc.	97,321	28,866
*	Western Digital Corp.	570,308	28,316
*	Zebra Technologies Corp. Class A	64,847	26,827
*	CommScope Holding Co. Inc.	3,136,162	24,713
	CSG Systems International Inc.	379,725	24,139
*	Unisys Corp.	1,001,495	21,642
	Concentrix Corp.	120,225	20,025

7

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Advanced Micro Devices Inc.	133,652	14,614
*	Alpha & Omega Semiconductor Ltd.	263,508	14,401
*	SMART Global Holdings Inc.	538,756	13,916
*	Domo Inc. Class B	270,230	13,666
	Kulicke & Soffa Industries Inc.	231,700	12,980
*	CommVault Systems Inc.	189,071	12,545
*	Alarm.com Holdings Inc.	181,943	12,092
*	Ultra Clean Holdings Inc.	274,207	11,624
*	Tenable Holdings Inc.	188,526	10,895
	Maximus Inc.	139,654	10,467
*	Avaya Holdings Corp.	724,251	9,176
*	MongoDB Inc. Class A	19,562	8,677
*	Elastic NV	97,231	8,649
*	Diodes Inc.	83,006	7,221
*	Axcelis Technologies Inc.	92,338	6,974
*	Extreme Networks Inc.	560,639	6,845
*	8x8 Inc.	528,940	6,659
*	Everbridge Inc.	149,118	6,507
*	MaxLinear Inc.	104,806	6,115
	Monolithic Power Systems Inc.	12,445	6,044
*	ExlService Holdings Inc.	41,603	5,960
*	Ichor Holdings Ltd.	161,689	5,759
*	Workiva Inc. Class A	47,517	5,607
*	Cohu Inc.	177,965	5,268
*	LiveRamp Holdings Inc.	139,150	5,203
	SS&C Technologies Holdings Inc.	65,077	4,882
	MKS Instruments Inc.	31,520	4,728
*	Semtech Corp.	66,867	4,637
*	Verint Systems Inc.	74,603	3,857
	Dolby Laboratories Inc. Class A	43,310	3,388
*	DXC Technology Co.	100,406	3,276
*	Fabrinet	30,349	3,191
	Seagate Technology Holdings plc	34,791	3,128
*	MACOM Technology Solutions Holdings Inc. Class H	43,328	2,594
*	HubSpot Inc.	4,977	2,364
*	Yext Inc.	335,792	2,314
*	Ambarella Inc.	21,830	2,290
*	Kyndryl Holdings Inc.	98,464	1,292
*	Duck Creek Technologies Inc.	56,207	1,243
*	RingCentral Inc. Class A	9,080	1,064
			1,258,364
Materials (6.0%)
	Westlake Corp.	446,834	55,139
	Mosaic Co.	793,226	52,749
	Reliance Steel & Aluminum Co.	266,674	48,895
	Packaging Corp. of America	288,910	45,102
	Louisiana-Pacific Corp.	658,268	40,892
	Olin Corp.	735,695	38,462
	CF Industries Holdings Inc.	371,228	38,259
	Commercial Metals Co.	669,305	27,856
	Huntsman Corp.	623,760	23,397
	Steel Dynamics Inc.	213,744	17,833
	Alcoa Corp.	174,019	15,667
	Greif Inc. Class A	190,188	12,374
		Shares	Market Value• ($000)
*	TimkenSteel Corp.	527,947	11,551
*	O-I Glass Inc.	819,103	10,796
	Warrior Met Coal Inc.	244,867	9,087
	Celanese Corp. Class A	54,285	7,756
	Westrock Co.	134,983	6,348
	Chemours Co.	148,165	4,664
	Sonoco Products Co.	47,280	2,958
	Tronox Holdings plc Class A	103,651	2,051
*	Sylvamo Corp.	60,571	2,016
	Schnitzer Steel Industries Inc. Class A	35,635	1,851
			475,703
Real Estate (8.8%)
	Extra Space Storage Inc.	337,777	69,447
	Life Storage Inc.	405,173	56,898
	CubeSmart	980,528	51,017
	Gaming and Leisure Properties Inc.	1,056,457	49,580
	Brixmor Property Group Inc.	1,674,709	43,224
	Lamar Advertising Co. Class A	345,902	40,187
	Invitation Homes Inc.	930,237	37,377
	Sabra Health Care REIT Inc.	1,995,495	29,713
	Spirit Realty Capital Inc.	644,811	29,674
	National Retail Properties Inc.	611,582	27,485
	PotlatchDeltic Corp.	425,263	22,424
	Mid-America Apartment Communities Inc.	102,160	21,397
	Highwoods Properties Inc.	401,112	18,347
	Apple Hospitality REIT Inc.	1,002,484	18,015
*	Xenia Hotels & Resorts Inc.	800,179	15,436
	Piedmont Office Realty Trust Inc. Class A	788,343	13,575
	National Storage Affiliates Trust	215,843	13,546
	Independence Realty Trust Inc.	439,227	11,613
	SITE Centers Corp.	685,882	11,461
	STORE Capital Corp.	373,091	10,905
	Kite Realty Group Trust	413,663	9,419
	EPR Properties	165,461	9,052
	Uniti Group Inc.	654,305	9,003
	WP Carey Inc.	110,361	8,922
	Outfront Media Inc.	288,202	8,194
	Tanger Factory Outlet Centers Inc.	449,077	7,720
	Camden Property Trust	45,204	7,513
	Apartment Income REIT Corp.	121,118	6,475
	Universal Health Realty Income Trust	94,854	5,537
	Iron Mountain Inc.	96,642	5,355
	Brandywine Realty Trust	315,072	4,455
	Omega Healthcare Investors Inc.	126,032	3,927
	Kilroy Realty Corp.	50,879	3,888
	Regency Centers Corp.	49,745	3,549
	First Industrial Realty Trust Inc.	54,630	3,382
	RLJ Lodging Trust	215,196	3,030
	Federal Realty Investment Trust	21,422	2,615
	Essential Properties Realty Trust Inc.	99,533	2,518
*	Redfin Corp.	116,425	2,100

8

Strategic Equity Fund
		Shares	Market Value• ($000)
*	DiamondRock Hospitality Co.	166,411	1,681
			699,656
Utilities (4.7%)
	AES Corp.	2,263,549	58,241
	NiSource Inc.	1,701,017	54,092
	Evergy Inc.	726,903	49,676
	UGI Corp.	1,021,362	36,994
	Portland General Electric Co.	399,183	22,015
	National Fuel Gas Co.	274,186	18,837
	NRG Energy Inc.	437,220	16,772
	Vistra Corp.	685,898	15,947
	PPL Corp.	527,605	15,068
	Hawaiian Electric Industries Inc.	327,937	13,875
	Constellation Energy Corp.	238,198	13,399
	New Jersey Resources Corp.	209,403	9,603
	Alliant Energy Corp.	127,065	7,939
	Southwest Gas Holdings Inc.	97,383	7,624
	CMS Energy Corp.	105,561	7,383
	FirstEnergy Corp.	122,100	5,599
*	PG&E Corp.	430,701	5,143
	IDACORP Inc.	34,566	3,987
	ALLETE Inc.	55,656	3,728
	American States Water Co.	39,964	3,558
	Pinnacle West Capital Corp.	45,247	3,534
		Shares	Market Value• ($000)
	DTE Energy Co.	20,187	2,669
	Ameren Corp.	19,304	1,810
			377,493
Total Common Stocks (Cost $6,380,646)			7,926,365
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $42,394)	424,049	42,401
Total Investments (100.0%) (Cost $6,423,040)			7,968,766
Other Assets and Liabilities—Net (0.0%)			(1,135)
Net Assets (100%)			7,967,631
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,676,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,005,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	156	16,118	255
E-mini S&P 500 Index	June 2022	54	12,233	443
E-mini S&P Mid-Cap 400 Index	June 2022	49	13,177	182
				880

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Equity Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,380,646)	7,926,365
Affiliated Issuers (Cost $42,394)	42,401
Total Investments in Securities	7,968,766
Investment in Vanguard	268
Cash Collateral Pledged—Futures Contracts	2,273
Receivables for Investment Securities Sold	438
Receivables for Accrued Income	6,430
Receivables for Capital Shares Issued	2,755
Total Assets	7,980,930
Liabilities
Due to Custodian	439
Payables for Investment Securities Purchased	7
Collateral for Securities on Loan	8,005
Payables for Capital Shares Redeemed	3,712
Payables to Vanguard	596
Variation Margin Payable—Futures Contracts	540
Total Liabilities	13,299
Net Assets	7,967,631
1 Includes $7,676 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	5,914,248
Total Distributable Earnings (Loss)	2,053,383
Net Assets	7,967,631

Net Assets
Applicable to 212,528,297 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,967,631
Net Asset Value Per Share	$37.49

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Equity Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends	57,927
Interest[1]	22
Securities Lending—Net	234
Total Income	58,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	352
Management and Administrative	6,082
Marketing and Distribution	340
Custodian Fees	19
Shareholders’ Reports	42
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	6,845
Net Investment Income	51,338
Realized Net Gain (Loss)
Investment Securities Sold[1]	570,657
Futures Contracts	(3,131)
Realized Net Gain (Loss)	567,526
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(310,019)
Futures Contracts	2,112
Change in Unrealized Appreciation (Depreciation)	(307,907)
Net Increase (Decrease) in Net Assets Resulting from Operations	310,957
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, ($5,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,338	85,384
Realized Net Gain (Loss)	567,526	1,437,747
Change in Unrealized Appreciation (Depreciation)	(307,907)	1,161,519
Net Increase (Decrease) in Net Assets Resulting from Operations	310,957	2,684,650
Distributions
Total Distributions	(1,479,168)	(118,963)
Capital Share Transactions
Issued	470,214	934,119
Issued in Lieu of Cash Distributions	1,370,549	110,108
Redeemed	(570,634)	(1,580,498)
Net Increase (Decrease) from Capital Share Transactions	1,270,129	(536,271)
Total Increase (Decrease)	101,918	2,029,416
Net Assets
Beginning of Period	7,865,713	5,836,297
End of Period	7,967,631	7,865,713

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.07	$30.31	$31.87	$37.21	$34.89	$30.41
Investment Operations
Net Investment Income[1]	.259	.465	.459	.449	.392	.504
Net Realized and Unrealized Gain (Loss) on Investments	1.442	13.937	(1.041)	(2.980)	4.781	4.988
Total from Investment Operations	1.701	14.402	(.582)	(2.531)	5.173	5.492
Distributions
Dividends from Net Investment Income	(.526)	(.479)	(.444)	(.395)	(.460)	(.509)
Distributions from Realized Capital Gains	(7.755)	(.163)	(.534)	(2.414)	(2.393)	(.503)
Total Distributions	(8.281)	(.642)	(.978)	(2.809)	(2.853)	(1.012)
Net Asset Value, End of Period	$37.49	$44.07	$30.31	$31.87	$37.21	$34.89
Total Return[2]	4.03%	47.98%	-2.09%	-5.63%	15.63%	18.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,968	$7,866	$5,836	$7,098	$7,946	$7,051
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.15%	1.53%	1.42%	1.10%	1.53%
Portfolio Turnover Rate	30%	59%	61%	60%	82%	81%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Equity Fund
Notes to Financial Statements
Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
14

Strategic Equity Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
15

Strategic Equity Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $268,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,424,644
Gross Unrealized Appreciation	1,913,233
Gross Unrealized Depreciation	(368,231)
Net Unrealized Appreciation (Depreciation)	1,545,002
16

Strategic Equity Fund
E.	During the six months ended March 31, 2022, the fund purchased $2,384,270,000 of investment securities and sold $2,529,913,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $5,565,000 and sales were $94,000, resulting in net realized gain of $93,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	11,542	22,762
Issued in Lieu of Cash Distributions	36,882	3,045
Redeemed	(14,394)	(39,868)
Net Increase (Decrease) in Shares Outstanding	34,030	(14,061)
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
18

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Equity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1142 052022

Semiannual Report   |   March 31, 2022
Vanguard Capital Opportunity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Capital Opportunity Fund
Investor Shares	$1,000.00	$982.60	$2.13
Admiral™ Shares	1,000.00	982.90	1.78
Based on Hypothetical 5% Yearly Return
Capital Opportunity Fund
Investor Shares	$1,000.00	$1,022.79	$2.17
Admiral Shares	1,000.00	1,023.14	1.82
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Capital Opportunity Fund
Fund Allocation
As of March 31, 2022
Communication Services	5.6%
Consumer Discretionary	11.7
Energy	3.1
Financials	8.8
Health Care	29.9
Industrials	12.8
Information Technology	27.8
Materials	0.3
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Capital Opportunity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	122,840	341,661
*	Alphabet Inc. Class C	108,580	303,263
*	Baidu Inc. ADR	1,633,600	216,125
*	Meta Platforms Inc. Class A	285,400	63,462
	Electronic Arts Inc.	380,200	48,099
*	Pinterest Inc. Class A	1,382,000	34,011
*	Live Nation Entertainment Inc.	153,850	18,099
*	Take-Two Interactive Software Inc.	95,000	14,605
*	Roblox Corp. Class A	246,900	11,417
*	Walt Disney Co.	81,657	11,200
*	ZoomInfo Technologies Inc. Class A	174,700	10,437
*	Snap Inc. Class A	23,000	828
*	Madison Square Garden Sports Corp.	3,100	556
*	Madison Square Garden Entertainment Corp.	3,100	258
			1,074,021
Consumer Discretionary (11.3%)
*	Tesla Inc.	509,430	548,962
*	Alibaba Group Holding Ltd. ADR	2,419,200	263,209
*	Amazon.com Inc.	72,200	235,368
	TJX Cos. Inc.	2,772,200	167,940
*	CarMax Inc.	1,722,697	166,206
	Sony Group Corp. ADR	1,488,125	152,845
*	XPeng Inc. Class A ADR	4,869,419	134,347
*	Entain plc	5,504,664	117,916
*	Royal Caribbean Cruises Ltd.	839,300	70,317
*	Capri Holdings Ltd.	1,250,000	64,237
*	Carnival Corp.	2,522,045	50,996
	Ross Stores Inc.	406,400	36,763
	eBay Inc.	567,000	32,466
*	Burlington Stores Inc.	138,150	25,167
*	Marriott International Inc. Class A	112,500	19,772
*	Flutter Entertainment plc (XDUB)	120,598	13,962
	Restaurant Brands International Inc.	234,900	13,716
*	Ollie's Bargain Outlet Holdings Inc.	310,890	13,356
		Shares	Market Value• ($000)
*,1	Rivian Automotive Inc. Class A	258,000	12,962
*	DoorDash Inc. Class A	108,750	12,744
	Newell Brands Inc.	589,000	12,610
*	Hilton Worldwide Holdings Inc.	76,333	11,583
*	Norwegian Cruise Line Holdings Ltd.	505,325	11,057
*	Las Vegas Sands Corp.	258,500	10,048
*	Ulta Beauty Inc.	23,000	9,159
*	AutoZone Inc.	2,270	4,641
	Whirlpool Corp.	19,800	3,421
	Dollar General Corp.	15,350	3,417
	Darden Restaurants Inc.	22,900	3,045
*	Five Below Inc.	9,100	1,441
			2,223,673
Energy (3.0%)
	Pioneer Natural Resources Co.	1,020,323	255,111
	Hess Corp.	1,686,674	180,542
*	Transocean Ltd. (XNYS)	11,836,496	54,093
	EOG Resources Inc.	366,621	43,712
	Coterra Energy Inc.	1,163,350	31,376
*	Southwestern Energy Co.	3,325,000	23,840
*	TechnipFMC plc	82,200	637
*	Technip Energies NV	14,200	173
			589,484
Financials (8.5%)
	Raymond James Financial Inc.	2,796,800	307,396
	Morgan Stanley	3,127,920	273,380
	Northern Trust Corp.	1,719,351	200,218
	Bank of America Corp.	4,246,317	175,033
	Charles Schwab Corp.	2,034,970	171,568
	Wells Fargo & Co.	3,264,895	158,217
	Goldman Sachs Group Inc.	223,550	73,794
	CME Group Inc.	286,154	68,065
	Discover Financial Services	555,900	61,255
	JPMorgan Chase & Co.	362,900	49,471
	Progressive Corp.	281,700	32,111
	MarketAxess Holdings Inc.	93,570	31,833
	Tradeweb Markets Inc. Class A	344,900	30,306
	LPL Financial Holdings Inc.	153,900	28,114
4

Capital Opportunity Fund
		Shares	Market Value• ($000)
	Citigroup Inc.	71,200	3,802
			1,664,563
Health Care (28.9%)
	Eli Lilly & Co.	3,876,778	1,110,193
	Amgen Inc.	2,169,209	524,558
*	Biogen Inc.	2,074,888	436,972
*	BioMarin Pharmaceutical Inc.	5,189,400	400,103
*	BioNTech SE ADR	2,082,036	355,112
	Thermo Fisher Scientific Inc.	499,508	295,034
*	Seagen Inc.	1,831,092	263,769
	Bristol-Myers Squibb Co.	3,163,450	231,027
	Novartis AG ADR	2,312,230	202,898
*	Boston Scientific Corp.	4,163,206	184,388
*	BeiGene Ltd. ADR	962,871	181,598
*	Edwards Lifesciences Corp.	1,478,100	174,002
	AstraZeneca plc ADR	2,143,160	142,177
*	Elanco Animal Health Inc. (XNYS)	5,364,166	139,951
	Roche Holding AG	337,338	133,472
*	LivaNova plc	1,595,840	130,588
	PerkinElmer Inc.	659,720	115,095
*	Illumina Inc.	326,620	114,121
*	Charles River Laboratories International Inc.	299,500	85,049
*	QIAGEN NV	1,682,189	82,427
	Zimmer Biomet Holdings Inc.	614,810	78,634
*	Alkermes plc	2,903,480	76,391
	Abbott Laboratories	520,600	61,618
*	FibroGen Inc.	4,435,971	53,320
	Agilent Technologies Inc.	206,780	27,363
*	Allogene Therapeutics Inc.	2,856,780	26,025
	Medtronic plc	149,500	16,587
	Danaher Corp.	32,367	9,494
	Alcon Inc.	118,960	9,437
[2]	Siemens Healthineers AG	133,680	8,284
*	Omnicell Inc.	40,130	5,197
*	Bridgebio Pharma Inc.	340,900	3,460
*	Guardant Health Inc.	49,883	3,304
*	Repligen Corp.	12,870	2,421
*	ImmunoGen Inc.	508,127	2,419
*	IQVIA Holdings Inc.	9,292	2,148
*	Waters Corp.	5,796	1,799
	Zimvie Inc.	61,481	1,404
	Cerner Corp.	9,400	880
	Humana Inc.	1,575	685
*	Adaptive Biotechnologies Corp.	28,100	390
			5,693,794
Industrials (12.4%)
	FedEx Corp.	1,596,174	369,339
*	Southwest Airlines Co.	8,020,919	367,358
	AECOM	4,709,130	361,708
	Jacobs Engineering Group Inc.	2,038,129	280,875
*	United Airlines Holdings Inc.	3,642,163	168,851
*	Airbus SE	1,375,391	165,966
*	Delta Air Lines Inc.	2,876,990	113,842
*	American Airlines Group Inc.	4,941,720	90,186
		Shares	Market Value• ($000)
*	JetBlue Airways Corp.	5,464,750	81,698
*	TransDigm Group Inc.	114,619	74,679
*	Lyft Inc. Class A	1,235,165	47,430
	Curtiss-Wright Corp.	314,700	47,255
	Textron Inc.	587,750	43,717
	Old Dominion Freight Line Inc.	135,200	40,382
	IDEX Corp.	199,950	38,336
*,1	Aurora Innovation Inc.	6,540,000	36,559
*	Ryanair Holdings plc ADR	250,000	21,780
*	Uber Technologies Inc.	595,600	21,251
	Union Pacific Corp.	60,000	16,393
	AMETEK Inc.	110,000	14,650
	Carrier Global Corp.	300,000	13,761
	Caterpillar Inc.	60,000	13,369
	Rockwell Automation Inc.	40,000	11,201
*,1	TuSimple Holdings Inc. Class A	82,200	1,003
			2,441,589
Information Technology (26.9%)
	Microsoft Corp.	1,527,420	470,919
	Micron Technology Inc.	4,969,667	387,087
	KLA Corp.	889,520	325,618
*	Splunk Inc.	2,166,650	321,986
*	Flex Ltd.	16,009,012	296,967
	Texas Instruments Inc.	1,573,480	288,702
	ASML Holding NV GDR (Registered)	412,967	275,833
*	Adobe Inc.	602,700	274,602
*	Trimble Inc.	3,360,381	242,418
	NetApp Inc.	2,890,300	239,895
	NVIDIA Corp.	539,240	147,137
*	Descartes Systems Group Inc.	1,987,665	145,616
	Intel Corp.	2,935,350	145,476
	Entegris Inc.	1,089,000	142,942
	Universal Display Corp.	814,814	136,033
	QUALCOMM Inc.	888,100	135,720
	Corning Inc.	3,612,924	133,353
	Visa Inc. Class A	562,400	124,724
*	Wolfspeed Inc.	774,200	88,150
	Intuit Inc.	171,100	82,272
	Jabil Inc.	1,177,500	72,687
	HP Inc.	1,854,500	67,318
*	FormFactor Inc.	1,585,841	66,653
*	PayPal Holdings Inc.	487,010	56,323
*	WEX Inc.	298,890	53,337
	Telefonaktiebolaget LM Ericsson ADR	5,596,100	51,148
*	BlackBerry Ltd.	6,813,076	50,826
	Hewlett Packard Enterprise Co.	2,988,200	49,933
	Teradyne Inc.	391,300	46,263
*	Unity Software Inc.	436,884	43,343
	Oracle Corp.	513,000	42,441
*	Autodesk Inc.	177,600	38,069
*	Keysight Technologies Inc.	201,000	31,752
*	Plantronics Inc.	798,800	31,473
*	salesforce.com Inc.	146,700	31,147
*	MongoDB Inc. Class A	57,100	25,329
	VMware Inc. Class A	220,000	25,051
*	Nutanix Inc. Class A	842,400	22,593
	Analog Devices Inc.	90,600	14,965

5

Capital Opportunity Fund
		Shares	Market Value• ($000)
*	Crowdstrike Holdings Inc. Class A	59,400	13,489
*	Palo Alto Networks Inc.	20,700	12,886
*	Zoom Video Communications Inc. Class A	93,400	10,949
	Mastercard Inc. Class A	28,600	10,221
*	Western Digital Corp.	199,783	9,919
*,1	Gitlab Inc. Class A	104,900	5,712
*	Cerence Inc.	125,600	4,534
*	Nokia OYJ ADR	540,000	2,948
	Applied Materials Inc.	10,700	1,410
*	Okta Inc.	3,000	453
*	DocuSign Inc. Class A	3,600	386
*	HubSpot Inc.	800	380
*	RingCentral Inc. Class A	2,800	328
*	Arista Networks Inc.	200	28
			5,299,744
Materials (0.3%)
*	Ivanhoe Mines Ltd. Class A	4,733,900	44,152
	Albemarle Corp.	61,500	13,601
			57,753
Total Common Stocks (Cost $7,508,741)			19,044,621
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.312% (Cost $647,523)	6,476,693	647,604
Total Investments (100.1%) (Cost $8,156,264)			19,692,225
Other Assets and Liabilities—Net (-0.1%)			(26,126)
Net Assets (100%)			19,666,099
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,276,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $8,284,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,984,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Opportunity Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,508,741)	19,044,621
Affiliated Issuers (Cost $647,523)	647,604
Total Investments in Securities	19,692,225
Investment in Vanguard	652
Receivables for Investment Securities Sold	4,190
Receivables for Accrued Income	14,742
Receivables for Capital Shares Issued	6,066
Total Assets	19,717,875
Liabilities
Due to Custodian	2,452
Payables for Investment Securities Purchased	4,192
Collateral for Securities on Loan	26,984
Payables to Investment Advisor	11,256
Payables for Capital Shares Redeemed	5,736
Payables to Vanguard	1,156
Total Liabilities	51,776
Net Assets	19,666,099
1 Includes $25,276 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	7,177,295
Total Distributable Earnings (Loss)	12,488,804
Net Assets	19,666,099

Investor Shares—Net Assets
Applicable to 18,238,068 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,430,209
Net Asset Value Per Share—Investor Shares	$78.42

Admiral Shares—Net Assets
Applicable to 100,749,475 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,235,890
Net Asset Value Per Share—Admiral Shares	$181.00

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Opportunity Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	92,405
Interest[2]	312
Securities Lending—Net	712
Total Income	93,429
Expenses
Investment Advisory Fees—Note B	23,381
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,412
Management and Administrative—Admiral Shares	11,685
Marketing and Distribution—Investor Shares	64
Marketing and Distribution—Admiral Shares	307
Custodian Fees	338
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	34
Trustees’ Fees and Expenses	5
Other Expenses	8
Total Expenses	37,243
Net Investment Income	56,186
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,139,839
Foreign Currencies	138
Realized Net Gain (Loss)	1,139,977
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,533,030)
Purchase Commitments	7,850
Foreign Currencies	(60)
Change in Unrealized Appreciation (Depreciation)	(1,525,240)
Net Increase (Decrease) in Net Assets Resulting from Operations	(329,077)
1	Dividends are net of foreign withholding taxes of $1,706,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $312,000, ($30,000), $10,000, and ($31,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Capital Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	56,186	79,229
Realized Net Gain (Loss)	1,139,977	1,940,699
Change in Unrealized Appreciation (Depreciation)	(1,525,240)	3,708,205
Net Increase (Decrease) in Net Assets Resulting from Operations	(329,077)	5,728,133
Distributions
Investor Shares	(149,097)	(141,974)
Admiral Shares	(1,902,569)	(1,495,145)
Total Distributions	(2,051,666)	(1,637,119)
Capital Share Transactions
Investor Shares	15,309	(300,478)
Admiral Shares	1,218,995	108,916
Net Increase (Decrease) from Capital Share Transactions	1,234,304	(191,562)
Total Increase (Decrease)	(1,146,439)	3,899,452
Net Assets
Beginning of Period	20,812,538	16,913,086
End of Period	19,666,099	20,812,538

See accompanying Notes, which are an integral part of the Financial Statements.
9

Capital Opportunity Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.53	$71.69	$64.38	$75.87	$65.51	$54.99
Investment Operations
Net Investment Income[1]	.202	.276	.454	.549	.428	.429
Net Realized and Unrealized Gain (Loss) on Investments	(1.550)	23.563	11.233	(5.116)	12.957	13.136
Total from Investment Operations	(1.348)	23.839	11.687	(4.567)	13.385	13.565
Distributions
Dividends from Net Investment Income	(.295)	(.334)	(.501)	(.473)	(.449)	(.370)
Distributions from Realized Capital Gains	(8.467)	(6.665)	(3.876)	(6.450)	(2.576)	(2.675)
Total Distributions	(8.762)	(6.999)	(4.377)	(6.923)	(3.025)	(3.045)
Net Asset Value, End of Period	$78.42	$88.53	$71.69	$64.38	$75.87	$65.51
Total Return[2]	-1.74%	34.75%	18.52%	-5.01%	21.03%	25.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,430	$1,585	$1,518	$1,684	$2,065	$2,182
Ratio of Total Expenses to Average Net Assets	0.43%	0.43%	0.44%	0.44%	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.33%	0.69%	0.84%	0.62%	0.73%
Portfolio Turnover Rate	4%	7%	8%	6%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Capital Opportunity Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$204.49	$165.62	$148.73	$175.34	$151.28	$127.00
Investment Operations
Net Investment Income[1]	.537	.775	1.148	1.374	1.103	1.084
Net Realized and Unrealized Gain (Loss) on Investments	(3.594)	54.409	25.968	(11.834)	29.937	30.333
Total from Investment Operations	(3.057)	55.184	27.116	(10.460)	31.040	31.417
Distributions
Dividends from Net Investment Income	(.873)	(.916)	(1.270)	(1.241)	(1.030)	(.962)
Distributions from Realized Capital Gains	(19.560)	(15.398)	(8.956)	(14.909)	(5.950)	(6.175)
Total Distributions	(20.433)	(16.314)	(10.226)	(16.150)	(6.980)	(7.137)
Net Asset Value, End of Period	$181.00	$204.49	$165.62	$148.73	$175.34	$151.28
Total Return[2]	-1.71%	34.84%	18.60%	-4.95%	21.12%	25.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,236	$19,228	$15,395	$14,618	$16,372	$13,621
Ratio of Total Expenses to Average Net Assets	0.36%	0.36%	0.37%	0.37%	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.50%	0.40%	0.76%	0.91%	0.69%	0.80%
Portfolio Turnover Rate	4%	7%	8%	6%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Capital Opportunity Fund
Notes to Financial Statements
Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Private Investment in Public Equity (PIPE): PIPE transactions involve the purchase of, or commitment to purchase, a fixed number of shares directly from a publicly traded company in a private placement transaction at a stated price on the settlement date. Settlement is conditioned on several factors including, but not limited to, regulatory approvals, completion of the anticipated merger or other customary closing conditions. The purchase commitment is recognized when it is considered binding and is fair valued according to procedures adopted by the board of trustees. Securities received in a PIPE transaction are restricted from resale until they become effectively registered with the U.S. Securities and Exchange Commission. Such restrictions cause the PIPEs to be illiquid during this time and the fund may experience difficulty valuing these securities.
12

Capital Opportunity Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
13

Capital Opportunity Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $652,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
14

Capital Opportunity Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,604,848	439,773	—	19,044,621
Temporary Cash Investments	647,604	—	—	647,604
Total	19,252,452	439,773	—	19,692,225
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,165,668
Gross Unrealized Appreciation	12,129,823
Gross Unrealized Depreciation	(603,266)
Net Unrealized Appreciation (Depreciation)	11,526,557
F.	During the six months ended March 31, 2022, the fund purchased $812,354,000 of investment securities and sold $1,701,748,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	76,009	902	204,140	2,462
Issued in Lieu of Cash Distributions	133,246	1,662	132,306	1,724
Redeemed	(193,946)	(2,228)	(636,924)	(7,454)
Net Increase (Decrease)—Investor Shares	15,309	336	(300,478)	(3,268)
Admiral Shares
Issued	382,060	2,034	910,923	4,648
Issued in Lieu of Cash Distributions	1,647,505	8,903	1,313,964	7,417
Redeemed	(810,570)	(4,216)	(2,115,971)	(10,991)
Net Increase (Decrease)—Admiral Shares	1,218,995	6,721	108,916	1,074
15

Capital Opportunity Fund
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
17

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Capital Opportunity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1112 052022

Semiannual Report   |   March 31, 2022
Vanguard Global Equity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	21
Liquidity Risk Management	23

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2022
Global Equity Fund	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$935.70	$1.98
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.89	2.07
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Global Equity Fund
Fund Allocation
As of March 31, 2022
United States	60.6%
Japan	5.3
United Kingdom	4.9
China	2.8
India	2.6
Canada	2.4
France	2.1
Australia	2.1
Taiwan	2.0
Netherlands	1.9
Ireland	1.8
Hong Kong	1.6
Sweden	1.4
Denmark	1.3
Switzerland	1.2
Germany	1.2
South Africa	1.0
Other	3.8
The table reflects the fund’s investments, except for short-term investments and derivatives.

Global Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.5%)
Australia (2.0%)
	BHP Group Ltd. (XLON)	2,422,017	93,923
	BHP Group Ltd.	267,546	10,313
	Australia & New Zealand Banking Group Ltd.	390,903	8,010
	Macquarie Group Ltd.	37,049	5,603
	Santos Ltd.	847,407	4,913
	QBE Insurance Group Ltd.	562,982	4,828
	Cleanaway Waste Management Ltd.	1,718,962	3,943
	Newcrest Mining Ltd. (XASX)	178,944	3,616
	Evolution Mining Ltd.	820,242	2,707
	BlueScope Steel Ltd.	165,282	2,570
	ALS Ltd.	246,761	2,450
*	Qantas Airways Ltd.	617,289	2,387
	CSL Ltd.	11,361	2,268
	Telstra Corp. Ltd.	747,464	2,208
	James Hardie Industries plc GDR	72,218	2,166
	carsales.com Ltd.	139,666	2,162
	Aristocrat Leisure Ltd.	73,054	1,983
	Beach Energy Ltd.	1,563,132	1,824
	Brambles Ltd.	241,041	1,779
	Orica Ltd.	144,280	1,717
	Metcash Ltd.	478,155	1,619
*	AMP Ltd.	1,947,287	1,397
	Challenger Ltd.	275,323	1,380
	IPH Ltd.	173,948	1,030
	OZ Minerals Ltd.	44,167	881
	GWA Group Ltd.	418,193	775
	Domain Holdings Australia Ltd.	107,247	318
			168,770
Austria (0.1%)
	Wienerberger AG	247,826	7,483
[1]	Oesterreichische Post AG	76,116	2,705
			10,188
Belgium (0.0%)
	Anheuser-Busch InBev SA	71,472	4,273
		Shares	Market Value• ($000)
Brazil (0.4%)
	B3 SA - Brasil Bolsa Balcao	8,695,200	28,691
	Porto Seguro SA	1,628,496	7,221
			35,912
Canada (2.3%)
*	Shopify Inc. Class A (XTSE)	60,535	40,919
	Brookfield Asset Management Inc. Class A	280,635	15,866
	Fairfax Financial Holdings Ltd.	24,658	13,452
	Canadian Natural Resources Ltd.	211,653	13,106
	Barrick Gold Corp. (XTSE)	441,560	10,831
	Constellation Software Inc.	5,731	9,797
	First Quantum Minerals Ltd.	274,966	9,519
	Canadian Pacific Railway Ltd. (XTSE)	112,704	9,302
	Loblaw Cos. Ltd.	100,452	9,014
	Alimentation Couche Tard Inc.	168,619	7,596
	Ritchie Bros Auctioneers Inc.	105,124	6,209
	Franco-Nevada Corp.	38,876	6,186
	Bank of Nova Scotia	86,092	6,170
	SNC-Lavalin Group Inc.	237,952	5,729
*,2	Spin Master Corp.	150,752	5,191
	PrairieSky Royalty Ltd.	341,821	4,728
	Finning International Inc.	146,428	4,409
*	Air Canada Class A	220,104	4,270
	BCE Inc.	61,765	3,424
	Gildan Activewear Inc.	78,648	2,950
	Magna International Inc.	44,946	2,886
	Rogers Communications Inc. Class B	50,468	2,857
			194,411

Global Equity Fund
		Shares	Market Value• ($000)
China (2.7%)
*	Alibaba Group Holding Ltd.	2,770,936	37,814
	Ping An Insurance Group Co. of China Ltd. Class H	4,715,500	32,966
*,2	Meituan Class B	1,573,200	29,803
*	Li Auto Inc. ADR	842,579	21,747
	China Mengniu Dairy Co. Ltd.	2,548,000	13,661
*	Brilliance China Automotive Holdings Ltd.	16,914,000	12,680
*	Midea Group Co. Ltd. Class A	1,149,319	10,251
	Zhongsheng Group Holdings Ltd.	1,437,000	10,104
*	Weichai Power Co. Ltd. Class H	6,371,000	9,986
	Li Ning Co. Ltd.	1,134,500	9,634
	Shenzhou International Group Holdings Ltd.	664,400	8,771
[2]	BOC Aviation Ltd.	748,100	5,877
*	Tencent Music Entertainment Group ADR	1,199,226	5,840
*	Vipshop Holdings Ltd. ADR	608,656	5,478
*	Sany Heavy Industry Co. Ltd. Class A	1,692,800	4,648
*	Baidu Inc. ADR	34,755	4,598
*	KE Holdings Inc. ADR	138,399	1,712
*	Skshu Paint Co. Ltd. Class A	89,600	1,248
			226,818
Denmark (1.2%)
	Novo Nordisk A/S Class B	228,509	25,345
*	Genmab A/S	68,096	24,593
	Vestas Wind Systems A/S	487,678	14,306
	Coloplast A/S Class B	75,552	11,442
	GN Store Nord A/S	175,720	8,613
*	Demant A/S	172,994	7,829
	Carlsberg A/S Class B	50,575	6,209
[2]	Orsted A/S	38,415	4,808
			103,145
Finland (0.1%)
	Sampo OYJ Class A	167,451	8,183
	Wartsila OYJ Abp	431,651	3,941
			12,124
France (2.1%)
	Pernod Ricard SA	340,818	74,881
	Eurofins Scientific SE	176,106	17,421
	EssilorLuxottica SA	59,679	10,915
	Schneider Electric SE	56,008	9,403
	Legrand SA	97,165	9,238
	Edenred	182,173	9,007
	BNP Paribas SA	147,305	8,418
*	Ubisoft Entertainment SA	184,936	8,127
	Thales SA	54,299	6,800
	AXA SA	230,201	6,739
	ArcelorMittal SA (XAMS)	134,326	4,303
		Shares	Market Value• ($000)
	Alten SA	27,651	4,173
	ArcelorMittal SA	102,583	3,286
*	JCDecaux SA	109,992	2,600
	Vicat SA	38,822	1,316
			176,627
Germany (1.1%)
	adidas AG	139,733	32,561
	Deutsche Boerse AG	158,066	28,454
*	HelloFresh SE	152,957	6,865
	Brenntag SE	67,895	5,475
	Fresenius Medical Care AG & Co. KGaA	78,875	5,286
	Volkswagen AG Preference Shares	28,348	4,872
	BASF SE	81,831	4,669
	Bayerische Motoren Werke AG	38,974	3,368
	Stabilus SA	53,908	2,675
[2]	Befesa SA	31,137	2,447
			96,672
Hong Kong (1.5%)
	AIA Group Ltd.	8,653,800	90,362
	Techtronic Industries Co. Ltd.	788,500	12,633
*	Sands China Ltd.	4,076,800	9,699
	Jardine Matheson Holdings Ltd.	77,300	4,241
	Galaxy Entertainment Group Ltd.	519,000	3,071
	Stella International Holdings Ltd.	2,390,673	2,323
	Swire Pacific Ltd. Class A	353,500	2,150
	CK Hutchison Holdings Ltd.	288,692	2,111
	ASM Pacific Technology Ltd.	109,500	1,102
*	Esprit Holdings Ltd. (XHKG)	6,129,614	692
	First Pacific Co. Ltd.	1,337,250	540
	Johnson Electric Holdings Ltd.	339,500	467
			129,391
India (2.6%)
[2]	Reliance Industries Ltd. GDR	1,438,038	98,655
	Housing Development Finance Corp. Ltd.	1,778,452	55,609
	HDFC Bank Ltd. ADR	283,529	17,389
	Tata Consultancy Services Ltd.	313,938	15,429
	Infosys Ltd. ADR	506,779	12,614
	Marico Ltd.	977,714	6,481
	Havells India Ltd.	392,165	5,937
	Dabur India Ltd.	841,372	5,933
			218,047
Indonesia (0.2%)
	Bank Central Asia Tbk PT	34,161,500	18,989
Ireland (1.8%)
*	Ryanair Holdings plc ADR	817,647	71,233
	CRH plc (XDUB)	1,580,404	63,124

Global Equity Fund
		Shares	Market Value• ($000)
*	Bank of Ireland Group plc	1,107,453	7,043
*	Flutter Entertainment plc	55,410	6,386
*	Flutter Entertainment plc (XDUB)	20,310	2,351
*	Irish Continental Group plc	454,423	1,939
*,3	Irish Bank Resolution Corp.	122,273	—
			152,076
Italy (0.2%)
[1]	CNH Industrial NV	642,669	10,123
	UniCredit SpA	396,492	4,277
*,1	Saipem SpA	1,952,544	2,461
*	Iveco Group NV	128,534	840
			17,701
Japan (5.1%)
	Olympus Corp.	3,126,000	59,246
	SMC Corp.	66,700	37,285
	Sysmex Corp.	426,100	30,861
	Denso Corp.	379,100	24,187
	CyberAgent Inc.	1,898,800	23,497
	Hitachi Ltd.	336,300	16,830
	Nippon Telegraph & Telephone Corp.	414,500	12,043
	Hoshizaki Corp.	151,600	10,400
	Tokio Marine Holdings Inc.	167,200	9,730
	ITOCHU Corp.	278,500	9,421
	TDK Corp.	257,600	9,293
	Toyota Motor Corp.	462,300	8,339
	Seven & i Holdings Co. Ltd.	174,300	8,310
	INFRONEER Holdings Inc.	912,500	7,788
	SCSK Corp.	454,400	7,770
	Nissan Chemical Corp.	132,000	7,743
	Daiwa House Industry Co. Ltd.	266,000	6,934
	Sumitomo Mitsui Trust Holdings Inc.	208,100	6,773
	East Japan Railway Co.	110,200	6,378
	Toyota Industries Corp.	90,700	6,256
	Japan Post Holdings Co. Ltd.	824,200	6,053
	NTT Data Corp.	306,400	6,021
	Marui Group Co. Ltd.	324,200	5,932
	Sumitomo Mitsui Financial Group Inc.	186,900	5,904
	Sumitomo Metal Mining Co. Ltd.	107,700	5,456
	Daifuku Co. Ltd.	74,200	5,294
	KDDI Corp.	155,500	5,098
	Air Water Inc.	351,500	4,936
	Dai-ichi Life Holdings Inc.	240,700	4,891
	Nintendo Co. Ltd.	9,500	4,795
	Fukuoka Financial Group Inc.	245,400	4,735
	Kyocera Corp.	83,000	4,645
	Bridgestone Corp.	116,900	4,538
	Persol Holdings Co. Ltd.	200,700	4,497
	Yakult Honsha Co. Ltd.	78,600	4,193
	Kirin Holdings Co. Ltd.	279,900	4,181
		Shares	Market Value• ($000)
	Sekisui Chemical Co. Ltd.	281,100	4,028
	MatsukiyoCocokara & Co.	107,000	3,785
	Omron Corp.	55,700	3,707
	Daiwa Securities Group Inc.	541,500	3,063
	Senko Group Holdings Co. Ltd.	415,600	3,044
	TechnoPro Holdings Inc.	111,300	3,007
	NSK Ltd.	495,000	2,966
	NEC Corp.	67,800	2,848
	Nomura Co. Ltd.	368,600	2,763
	Takeda Pharmaceutical Co. Ltd.	96,400	2,747
	Sumitomo Electric Industries Ltd.	227,300	2,702
	Fuji Media Holdings Inc.	271,600	2,601
	Taiheiyo Cement Corp.	147,100	2,424
	Sawai Group Holdings Co. Ltd.	57,700	2,107
	Aeon Delight Co. Ltd.	75,700	1,881
	Alfresa Holdings Corp.	135,300	1,875
	Miura Co. Ltd.	35,600	877
			436,678
Luxembourg (0.0%)
	L'Occitane International SA	512,630	1,651
Mexico (0.2%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	552,034	8,954
	Grupo Financiero Banorte SAB de CV Class O	848,800	6,382
			15,336
Netherlands (1.8%)
	Prosus NV	1,684,351	90,833
*,2	Adyen NV	14,535	28,789
	ASML Holding NV	15,261	10,198
	Heineken NV	69,261	6,623
	Koninklijke Ahold Delhaize NV	177,596	5,712
	Boskalis Westminster	118,036	4,227
	Koninklijke KPN NV	1,178,251	4,089
*,2	Just Eat Takeaway.com NV	72,802	2,442
			152,913
New Zealand (0.0%)
	Fletcher Building Ltd.	532,508	2,348
Norway (0.7%)
	Schibsted ASA Class A	836,918	20,628
	Equinor ASA	401,247	14,981
*	Adevinta ASA	1,594,397	14,555
	Schibsted ASA Class B	205,592	4,386
	DNB Bank ASA	173,767	3,929
			58,479
Peru (0.2%)
	Southern Copper Corp.	203,532	15,448

Global Equity Fund
		Shares	Market Value• ($000)
Russia (0.0%)
[3]	Sberbank of Russia PJSC ADR	978,027	—
[3]	X5 Retail Group NV GDR (Registered)	227,797	—
*,3	Mail.Ru Group Ltd. GDR (Registered) (XLON)	128,137	—
[3]	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.8%)
*	Sea Ltd. ADR	406,820	48,733
	DBS Group Holdings Ltd.	299,700	7,853
	United Overseas Bank Ltd.	181,200	4,240
	Singapore Telecommunications Ltd.	1,086,700	2,110
	Great Eastern Holdings Ltd.	133,200	2,095
	Delfi Ltd.	1,548,100	871
	Singapore Land Group Ltd.	132,100	247
			66,149
South Africa (1.0%)
	Naspers Ltd. Class N	314,523	35,523
	Capitec Bank Holdings Ltd.	63,680	10,142
	Bid Corp. Ltd.	450,909	9,827
	Clicks Group Ltd.	400,437	8,477
	African Rainbow Minerals Ltd.	415,929	8,111
	Anglo American Platinum Ltd.	52,547	7,187
[2]	Pepkor Holdings Ltd.	4,173,704	6,605
			85,872
South Korea (0.6%)
	Samsung Electronics Co. Ltd.	287,508	16,452
*	Coupang Inc.	829,098	14,658
	SK Hynix Inc.	115,978	11,157
	Shinhan Financial Group Co. Ltd.	253,818	8,622
			50,889
Spain (0.2%)
	Fluidra SA	219,129	6,340
	Viscofan SA	49,983	2,964
[2]	Gestamp Automocion SA	384,786	1,343
	CaixaBank SA	388,495	1,318
	Acerinox SA	111,275	1,219
			13,184
Sweden (1.3%)
	Atlas Copco AB Class B	817,707	37,082
	Epiroc AB Class B	1,594,898	28,795
*	Spotify Technology SA	76,830	11,603
	Assa Abloy AB Class B	348,098	9,357
	Swedish Match AB	1,058,109	7,957
	Sandvik AB	285,979	6,075
*	Nordic Entertainment Group AB Class B	127,594	5,152
		Shares	Market Value• ($000)
	Svenska Handelsbanken AB Class A	522,185	4,802
*	Modern Times Group MTG AB Class B	175,443	2,554
			113,377
Switzerland (1.2%)
	Cie Financiere Richemont SA Class A (Registered)	358,862	45,488
	Roche Holding AG	40,593	16,061
*,2	Wizz Air Holdings plc	407,145	15,351
	Geberit AG (Registered)	17,330	10,683
	ABB Ltd. (Registered)	146,303	4,746
	Holcim Ltd.	87,659	4,264
	Adecco Group AG (Registered)	72,535	3,290
			99,883
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,754,577	118,047
	Advantech Co. Ltd.	964,000	12,352
	Chailease Holding Co. Ltd.	1,207,250	10,589
	Delta Electronics Inc.	1,102,351	10,221
	MediaTek Inc.	258,000	8,029
	Giant Manufacturing Co. Ltd.	584,469	5,290
			164,528
United Kingdom (4.7%)
	Prudential plc (XLON)	4,834,883	71,379
	Rio Tinto plc	848,090	67,802
*	Farfetch Ltd. Class A	1,263,987	19,111
	BP plc	3,849,669	18,873
	Rightmove plc	1,680,150	13,886
	3i Group plc	650,394	11,761
	Diageo plc	205,117	10,404
	Compass Group plc	466,602	10,041
*	Entain plc	456,686	9,783
	Lloyds Banking Group plc	15,683,420	9,551
	Intertek Group plc	137,676	9,392
	Barclays plc	4,840,475	9,383
	Glencore plc	1,435,795	9,342
[2]	Auto Trader Group plc	1,084,423	8,952
	RELX plc	272,866	8,491
	Bunzl plc	199,532	7,738
	DCC plc	96,706	7,488
	Reckitt Benckiser Group plc	92,376	7,047
	HomeServe plc	620,542	6,847
	Unilever plc (XLON)	148,981	6,764
[2]	ConvaTec Group plc	1,845,549	5,213
*	SSP Group plc	1,695,107	5,028
*	easyJet plc	679,368	4,929
*,1	TUI AG (XETR)	1,452,930	4,562
	Admiral Group plc	133,977	4,493
*	ITV plc	3,889,613	4,163
*	Rolls-Royce Holdings plc	3,093,022	4,067
	BAE Systems plc	406,875	3,821
	DS Smith plc	908,331	3,820
	Tesco plc	935,423	3,386
	Standard Chartered plc	493,795	3,278
	Serco Group plc	1,681,697	3,166

Global Equity Fund
		Shares	Market Value• ($000)
*	WH Smith plc	158,886	2,968
	Jupiter Fund Management plc	1,012,810	2,740
	Future plc	78,434	2,665
	Inchcape plc	303,601	2,657
*	John Wood Group plc	1,240,899	2,617
	Euromoney Institutional Investor plc	183,182	2,363
	Hays plc	1,420,247	2,274
*	Carnival plc	110,822	2,007
	HSBC Holdings plc	232,800	1,601
*	Provident Financial plc	361,192	1,451
*	Capita plc	3,187,985	867
	Devro plc	296,992	812
	International Personal Finance plc	419,864	566
	Prudential plc	34,100	493
*	Cazoo Group Ltd.	124,034	342
*,2	Non-Standard Finance plc	159,227	6
			400,390
United States (58.5%)
	Anthem Inc.	511,920	251,465
	Microsoft Corp.	776,145	239,293
*	Alphabet Inc. Class C	66,996	187,119
	Thermo Fisher Scientific Inc.	244,236	144,258
	Moody's Corp.	423,622	142,934
	Mastercard Inc. Class A	358,691	128,189
*	Markel Corp.	74,488	109,888
	Martin Marietta Materials Inc.	281,958	108,523
*	Booking Holdings Inc.	43,920	103,144
*	Meta Platforms Inc. Class A	452,050	100,518
	S&P Global Inc.	237,889	97,577
*	Amazon.com Inc.	27,409	89,352
*	Alphabet Inc. Class A	30,618	85,159
	Arthur J Gallagher & Co.	485,099	84,698
	Analog Devices Inc.	453,558	74,919
	Service Corp. International	1,075,652	70,799
*	Tesla Inc.	63,442	68,365
	Johnson & Johnson	366,220	64,905
	Albemarle Corp.	283,973	62,801
*	Fiserv Inc.	594,944	60,327
*	CBRE Group Inc. Class A	645,636	59,089
*	Adobe Inc.	128,237	58,427
*	Trade Desk Inc. Class A	806,309	55,837
	Broadcom Inc.	85,189	53,642
	TJX Cos. Inc.	873,081	52,891
*	Dollar Tree Inc.	327,538	52,455
	Oracle Corp.	620,998	51,375
	Estee Lauder Cos. Inc. Class A	183,502	49,971
	Teradyne Inc.	411,285	48,626
*	Cloudflare Inc. Class A	403,260	48,270
	Electronic Arts Inc.	381,048	48,206
	Fastenal Co.	780,608	46,368
	Newmont Corp.	582,549	46,284
*	Alnylam Pharmaceuticals Inc.	282,617	46,149
*	Moderna Inc.	265,633	45,758
		Shares	Market Value• ($000)
	Micron Technology Inc.	586,076	45,650
	Visa Inc. Class A	199,092	44,153
*	Illumina Inc.	124,037	43,339
	Merck & Co. Inc.	514,380	42,205
	Teleflex Inc.	118,843	42,169
	Royalty Pharma plc Class A	1,079,396	42,053
*	Fair Isaac Corp.	87,737	40,926
	Vistra Corp.	1,756,853	40,847
*	KAR Auction Services Inc.	2,206,202	39,822
	LyondellBasell Industries NV Class A	384,554	39,540
	Broadridge Financial Solutions Inc.	251,608	39,178
	United Parcel Service Inc. Class B	182,638	39,169
*	AutoZone Inc.	18,958	38,761
	Linde plc	120,466	38,480
	Charles Schwab Corp.	448,811	37,839
	Baker Hughes Co. Class A	1,038,594	37,815
*	IQVIA Holdings Inc.	162,286	37,522
	Progressive Corp.	327,570	37,340
	Freeport-McMoRan Inc.	742,739	36,944
	Organon & Co.	1,040,530	36,346
*	SiteOne Landscape Supply Inc.	222,023	35,899
	NortonLifeLock Inc.	1,276,372	33,849
*	Datadog Inc. Class A	214,964	32,561
	Wells Fargo & Co.	662,379	32,099
	First Republic Bank	196,847	31,909
*	Alleghany Corp.	37,389	31,669
*	Axon Enterprise Inc.	223,944	30,844
*	DoorDash Inc. Class A	260,952	30,581
	Activision Blizzard Inc.	369,725	29,619
	Archer-Daniels-Midland Co.	327,653	29,574
*	Autodesk Inc.	134,652	28,863
*	Twilio Inc. Class A	173,110	28,530
	Marsh & McLennan Cos. Inc.	164,135	27,972
*	Henry Schein Inc.	319,032	27,816
*	FTI Consulting Inc.	176,884	27,810
*	Teradata Corp.	536,805	26,459
	Westinghouse Air Brake Technologies Corp.	271,045	26,066
	Weyerhaeuser Co.	685,150	25,967
	Aon plc Class A (XNYS)	78,835	25,671
*	ABIOMED Inc.	76,596	25,372
*	CoStar Group Inc.	373,979	24,911
*	Vimeo Inc.	2,047,807	24,328
	Healthcare Services Group Inc.	1,305,478	24,243
	Willis Towers Watson plc	101,737	24,032
	Travelers Cos. Inc.	131,412	24,013
*	Snowflake Inc. Class A	101,813	23,328
	M&T Bank Corp.	135,194	22,915
	Vontier Corp.	882,119	22,397
*	Axalta Coating Systems Ltd.	907,150	22,298
*	Netflix Inc.	54,822	20,536
*	Howard Hughes Corp.	192,647	19,960
*	Upland Software Inc.	1,128,057	19,865

Global Equity Fund
		Shares	Market Value• ($000)
	VF Corp.	340,309	19,350
*	Novocure Ltd.	230,522	19,099
*	Cannae Holdings Inc.	758,783	18,150
	CH Robinson Worldwide Inc.	168,281	18,126
*	Visteon Corp.	155,842	17,007
*	Eventbrite Inc. Class A	1,130,135	16,692
*	Wayfair Inc. Class A	148,992	16,505
*	Certara Inc.	744,411	15,990
*	Zynga Inc. Class A	1,697,879	15,688
*	Teladoc Health Inc.	213,959	15,433
*	STAAR Surgical Co.	176,616	14,113
*,1	Chewy Inc. Class A	328,442	13,394
*,1	Oscar Health Inc. Class A	1,301,977	12,981
*	Exact Sciences Corp.	175,814	12,293
*	Chegg Inc.	326,652	11,851
*	Carvana Co. Class A	96,071	11,460
*	CarMax Inc.	116,972	11,285
*	IAC/InterActiveCorp.	102,202	10,249
*	Peloton Interactive Inc. Class A	300,053	7,927
*	Waters Corp.	20,034	6,218
*,2	Samsonite International SA	539,400	1,207
			4,984,653
Total Common Stocks (Cost $6,586,063)			8,226,922
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.312% (Cost $313,373)	3,134,417	313,410
Total Investments (100.2%) (Cost $6,899,436)			8,540,332
Other Assets and Liabilities—Net (-0.2%)			(19,895)
Net Assets (100%)			8,520,437
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,344,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $216,689,000, representing 2.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $25,125,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	581	131,618	6,996
MSCI EAFE Index	June 2022	481	51,573	1,784
MSCI Emerging Markets Index	June 2022	440	24,761	1,104
				9,884

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,586,063)	8,226,922
Affiliated Issuers (Cost $313,373)	313,410
Total Investments in Securities	8,540,332
Investment in Vanguard	289
Cash Collateral Pledged—Futures Contracts	11,353
Foreign Currency, at Value (Cost $4,465)	4,466
Receivables for Investment Securities Sold	34,143
Receivables for Accrued Income	16,869
Receivables for Capital Shares Issued	3,847
Total Assets	8,611,299
Liabilities
Due to Custodian	383
Payables for Investment Securities Purchased	54,896
Collateral for Securities on Loan	25,125
Payables to Investment Advisor	3,929
Payables for Capital Shares Redeemed	2,134
Payables to Vanguard	815
Variation Margin Payable—Futures Contracts	3,147
Deferred Foreign Capital Gains Taxes	433
Total Liabilities	90,862
Net Assets	8,520,437
1 Includes $21,344 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	6,514,683
Total Distributable Earnings (Loss)	2,005,754
Net Assets	8,520,437

Net Assets
Applicable to 243,779,562 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,520,437
Net Asset Value Per Share	$34.95

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	48,910
Interest[2]	193
Securities Lending—Net	183
Total Income	49,286
Expenses
Investment Advisory Fees—Note B
Basic Fee	10,494
Performance Adjustment	(1,686)
The Vanguard Group—Note C
Management and Administrative	9,190
Marketing and Distribution	443
Custodian Fees	307
Shareholders’ Reports	52
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	18,811
Net Investment Income	30,475
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	554,941
Futures Contracts	(15,779)
Forward Currency Contracts	(9)
Foreign Currencies	(811)
Realized Net Gain (Loss)	538,342
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(1,193,612)
Futures Contracts	17,726
Foreign Currencies	7
Change in Unrealized Appreciation (Depreciation)	(1,175,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	(607,062)
1	Dividends are net of foreign withholding taxes of $3,271,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $187,000, ($4,000), $8,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $309,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,669,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,475	77,732
Realized Net Gain (Loss)	538,342	723,408
Change in Unrealized Appreciation (Depreciation)	(1,175,879)	1,110,891
Net Increase (Decrease) in Net Assets Resulting from Operations	(607,062)	1,912,031
Distributions
Total Distributions	(944,789)	(221,418)
Capital Share Transactions
Issued	804,461	1,446,524
Issued in Lieu of Cash Distributions	823,880	201,858
Redeemed	(618,893)	(1,085,511)
Net Increase (Decrease) from Capital Share Transactions	1,009,448	562,871
Total Increase (Decrease)	(542,403)	2,253,484
Net Assets
Beginning of Period	9,062,840	6,809,356
End of Period	8,520,437	9,062,840

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$41.53	$33.31	$30.75	$32.62	$29.98	$25.18
Investment Operations
Net Investment Income[1]	.129	.371	.312	.700[2]	.426	.351
Net Realized and Unrealized Gain (Loss) on Investments	(2.517)	8.939	4.219	(.354)	2.618	4.823
Total from Investment Operations	(2.388)	9.310	4.531	.346	3.044	5.174
Distributions
Dividends from Net Investment Income	(.355)	(.254)	(.742)	(.416)	(.404)	(.374)
Distributions from Realized Capital Gains	(3.837)	(.836)	(1.229)	(1.800)	—	—
Total Distributions	(4.192)	(1.090)	(1.971)	(2.216)	(.404)	(.374)
Net Asset Value, End of Period	$34.95	$41.53	$33.31	$30.75	$32.62	$29.98
Total Return[3]	-6.43%	28.29%	15.10%	2.19%	10.22%	20.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,520	$9,063	$6,809	$6,513	$5,769	$5,387
Ratio of Total Expenses to Average Net Assets	0.41%	0.45%	0.45%	0.48%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets[4]	0.66%	0.93%	1.02%	2.35%[2]	1.34%	1.30%
Portfolio Turnover Rate	31%	28%	22%	49%	40%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.200 and 0.67%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.00%), (0.00%), 0.02%, 0.02%, and 0.02%.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Notes to Financial Statements
Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Global Equity Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open forward currency contracts at March 31, 2022.

Global Equity Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Global Equity Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Marathon Asset Management Limited each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Marathon Asset Management Limited are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended March 31, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $1,686,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of

Global Equity Fund
$289,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,244,553	1,207	—	5,245,760
Common Stocks—Other	235,058	2,746,104	—	2,981,162
Temporary Cash Investments	313,410	—	—	313,410
Total	5,793,021	2,747,311	—	8,540,332
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,884	—	—	9,884
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2022, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	9,884	—	9,884
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Global Equity Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2022, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(15,779)	—	(15,779)
Forward Currency Contracts	—	(9)	(9)
Realized Net Gain (Loss) on Derivatives	(15,779)	(9)	(15,788)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	17,726	—	17,726
F.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,918,458
Gross Unrealized Appreciation	2,183,058
Gross Unrealized Depreciation	(551,300)
Net Unrealized Appreciation (Depreciation)	1,631,758
G.	During the six months ended March 31, 2022, the fund purchased $2,882,208,000 of investment securities and sold $2,741,978,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	20,046	35,863
Issued in Lieu of Cash Distributions	21,993	5,367
Redeemed	(16,505)	(27,438)
Net Increase (Decrease) in Shares Outstanding	25,534	13,792
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Marathon Asset Management Limited (Marathon-London). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford Overseas—which is wholly owned by Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in three categories of growth stocks: (1) ‘Compounders’, or companies with durable franchises; (2) ‘Disrupters’, or early stage companies with innovative products or services and a large opportunity for future growth; and (3) ‘Capital Allocators’, or companies subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability. Baillie Gifford has managed a portion of the fund since 2008.
Marathon-London. Founded in 1986, Marathon-London employs an investment approach based on the capital cycle: the prospect of high returns will attract excessive capital over the long-term capital cycle of industries, and low returns will lead to capital destruction and industry consolidation. The assessments of how companies respond to the forces of the capital cycle through their capital allocation strategy, coupled with how they are incentivized, are both critical to the investment outcome. Guided by this philosophy, Marathon-London follows a multi-counselor, regional approach whereby individual portfolio managers perform sector analysis and company analysis to construct portfolios. Marathon-London has advised a portion of the fund since its inception in 1995.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Baillie Gifford and Marathon-London in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Marathon-London. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q1292 052022

Semiannual Report   |   March 31, 2022
Vanguard Strategic Small-Cap Equity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
Strategic Small-Cap Equity Fund	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,029.40	$1.32
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.31
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Strategic Small-Cap Equity Fund
Fund Allocation
As of March 31, 2022
Communication Services	2.4%
Consumer Discretionary	12.4
Consumer Staples	4.0
Energy	6.0
Financials	15.7
Health Care	13.0
Industrials	16.3
Information Technology	13.8
Materials	5.7
Real Estate	8.2
Utilities	2.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Strategic Small-Cap Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (2.4%)
*	Yelp Inc. Class A	214,850	7,329
	New York Times Co. Class A	121,419	5,566
*	Consolidated Communications Holdings Inc.	706,664	4,169
	Nexstar Media Group Inc. Class A	16,176	3,049
*	Cars.com Inc.	202,126	2,917
*	Cargurus Inc.	52,380	2,224
*	Clear Channel Outdoor Holdings Inc.	503,880	1,743
*	PubMatic Inc. Class A	63,612	1,662
*	Loyalty Ventures Inc.	89,549	1,480
*	Iridium Communications Inc.	27,448	1,107
	Sinclair Broadcast Group Inc. Class A	29,636	830
*	Vimeo Inc.	62,125	738
*	ZipRecruiter Inc. Class A	26,129	600
	Cogent Communications Holdings Inc.	8,956	594
*	Gannett Co. Inc.	128,943	582
*	Radius Global Infrastructure Inc. Class A (XNMS)	40,538	579
*	EchoStar Corp. Class A	18,505	450
	Shenandoah Telecommunications Co.	16,749	395
			36,014
Consumer Discretionary (12.3%)
	Boyd Gaming Corp.	131,443	8,646
*	Tri Pointe Homes Inc.	384,528	7,721
	Oxford Industries Inc.	84,630	7,659
*	Capri Holdings Ltd.	115,608	5,941
*	Six Flags Entertainment Corp.	136,527	5,939
*	Perdoceo Education Corp.	486,667	5,587
	Kohl's Corp.	91,021	5,503
*	Deckers Outdoor Corp.	19,891	5,446
	Brunswick Corp.	67,140	5,431
*	Dave & Buster's Entertainment Inc.	106,544	5,231
*	AutoNation Inc.	51,191	5,098
	Signet Jewelers Ltd.	64,101	4,660
*	SeaWorld Entertainment Inc.	61,896	4,608
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	585,202	4,541
*	Skyline Champion Corp.	76,235	4,184
	Movado Group Inc.	100,530	3,926
	Texas Roadhouse Inc. Class A	45,150	3,780
*	WW International Inc.	355,618	3,638
	Shoe Carnival Inc.	117,633	3,430
*	Scientific Games Corp. Class A	55,362	3,253
	Macy's Inc.	131,569	3,205
*	Abercrombie & Fitch Co. Class A	97,228	3,110
	Harley-Davidson Inc.	76,723	3,023
	Winnebago Industries Inc.	52,602	2,842
*	Crocs Inc.	35,759	2,732
	Caleres Inc.	140,053	2,707
	Ethan Allen Interiors Inc.	97,695	2,547
	Carriage Services Inc. Class A	47,590	2,538
*	frontdoor Inc.	84,730	2,529
	Patrick Industries Inc.	40,838	2,463
*	Goodyear Tire & Rubber Co.	161,708	2,311
	Hibbett Inc.	51,957	2,304
	Dine Brands Global Inc.	29,284	2,283
*	Beazer Homes USA Inc.	139,405	2,122
*	Stride Inc.	57,791	2,100
*	Cavco Industries Inc.	8,619	2,076
*	Brinker International Inc.	54,084	2,064
	Buckle Inc.	62,209	2,055
	Churchill Downs Inc.	9,061	2,010
*	Everi Holdings Inc.	95,563	2,007
	Foot Locker Inc.	64,396	1,910
	Tempur Sealy International Inc.	66,589	1,859
	Academy Sports & Outdoors Inc.	45,347	1,787
	Group 1 Automotive Inc.	10,507	1,763
	Qurate Retail Inc. Series A	369,986	1,761
*	Master Craft Boat Holdings Inc.	66,848	1,645
	Travel + Leisure Co.	28,173	1,632
	Ruth's Hospitality Group Inc.	66,979	1,532
*	Urban Outfitters Inc.	60,276	1,514
	Red Rock Resorts Inc. Class A	29,392	1,427
	Aaron's Co. Inc.	64,553	1,296
4

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	MarineMax Inc.	30,766	1,239
*	Overstock.com Inc.	26,544	1,168
	PVH Corp.	12,471	955
*	Duluth Holdings Inc. Class B	77,588	949
*	Victoria's Secret & Co.	18,485	949
*	Lands' End Inc.	51,773	876
	Thor Industries Inc.	9,345	735
	Dillard's Inc. Class A	2,708	727
	Steven Madden Ltd.	18,564	717
	Shutterstock Inc.	7,657	713
*	Golden Entertainment Inc.	11,931	693
*	Funko Inc. Class A	37,170	641
*	Modine Manufacturing Co.	69,882	630
*	Meritage Homes Corp.	7,385	585
*	Quotient Technology Inc.	79,052	504
	Haverty Furniture Cos. Inc.	16,769	460
*	Genesco Inc.	6,658	423
*	G-III Apparel Group Ltd.	15,205	411
	Standard Motor Products Inc.	8,768	378
*	Revolve Group Inc.	5,770	310
*	Asbury Automotive Group Inc.	1,930	309
*	Dorman Products Inc.	3,235	307
*	M/I Homes Inc.	6,755	300
*	LL Flooring Holdings Inc.	20,973	294
*	Chuy's Holdings Inc.	10,834	293
	Franchise Group Inc.	6,885	285
*	XPEL Inc.	5,247	276
	Williams-Sonoma Inc.	1,852	269
*	Fox Factory Holding Corp.	2,581	253
			188,025
Consumer Staples (4.0%)
	Ingles Markets Inc. Class A	100,200	8,923
*	Darling Ingredients Inc.	110,565	8,887
	Coca-Cola Consolidated Inc.	13,602	6,758
	John B Sanfilippo & Son Inc.	77,320	6,452
	Vector Group Ltd.	454,551	5,473
*	Pilgrim's Pride Corp.	212,760	5,340
*	Herbalife Nutrition Ltd.	155,706	4,727
*	United Natural Foods Inc.	83,489	3,452
*	USANA Health Sciences Inc.	31,960	2,539
*	Central Garden & Pet Co. Class A	50,412	2,056
*	BJ's Wholesale Club Holdings Inc.	28,683	1,939
	Medifast Inc.	10,875	1,857
	PriceSmart Inc.	12,700	1,002
	Nu Skin Enterprises Inc. Class A	13,040	625
	Calavo Growers Inc.	8,290	302
			60,332
Energy (5.9%)
	APA Corp.	400,851	16,567
	Ovintiv Inc. (XNYS)	168,408	9,106
*	PBF Energy Inc. Class A	320,741	7,816
*	Southwestern Energy Co.	920,627	6,601
*	Delek US Holdings Inc.	271,333	5,758
*	Comstock Resources Inc.	375,540	4,901
	SM Energy Co.	125,429	4,885
	Texas Pacific Land Corp.	3,522	4,762
*	Antero Resources Corp.	101,483	3,098
		Shares	Market Value• ($000)
	Plains GP Holdings LP Class A	258,604	2,987
*	Talos Energy Inc.	161,237	2,546
	Marathon Oil Corp.	96,753	2,429
*	W&T Offshore Inc.	582,044	2,223
*	Oceaneering International Inc.	128,290	1,945
*	Denbury Inc.	23,905	1,878
*	Par Pacific Holdings Inc.	135,005	1,758
*	REX American Resources Corp.	16,351	1,629
*	Kosmos Energy Ltd.	216,851	1,559
*	NexTier Oilfield Solutions Inc.	160,277	1,481
	Northern Oil and Gas Inc.	44,643	1,259
*	Range Resources Corp.	37,902	1,151
*	Nabors Industries Ltd. (XNYS)	7,284	1,112
*	TechnipFMC plc	100,286	777
*	US Silica Holdings Inc.	31,712	592
	Targa Resources Corp.	7,785	588
*	Gulfport Energy Corp.	4,996	449
*	Peabody Energy Corp.	17,563	431
			90,288
Financials (15.6%)
	SLM Corp.	568,669	10,441
	Synovus Financial Corp.	211,708	10,374
	Hancock Whitney Corp.	197,149	10,281
	PacWest Bancorp	226,699	9,778
	International Bancshares Corp.	223,391	9,429
	Stifel Financial Corp.	137,619	9,344
	Affiliated Managers Group Inc.	65,244	9,196
*	Mr Cooper Group Inc.	197,919	9,039
	OFG Bancorp	322,278	8,585
	CNO Financial Group Inc.	337,395	8,465
	OneMain Holdings Inc.	166,162	7,878
	Pacific Premier Bancorp Inc.	213,777	7,557
	Stewart Information Services Corp.	124,481	7,545
	Hope Bancorp Inc.	439,330	7,064
	Evercore Inc. Class A	61,955	6,897
	MGIC Investment Corp.	498,603	6,756
	FNB Corp.	508,148	6,326
*	Enstar Group Ltd.	23,596	6,162
	Popular Inc.	69,229	5,659
	Axis Capital Holdings Ltd.	85,993	5,200
	First BanCorp. (XNYS)	342,145	4,489
	Banner Corp.	76,385	4,471
	Radian Group Inc.	172,278	3,826
	Essent Group Ltd.	83,156	3,427
	Virtu Financial Inc. Class A	87,190	3,245
	Associated Banc-Corp.	141,774	3,227
	First Financial Bancorp	131,624	3,034
	Moelis & Co. Class A	61,118	2,869
*	Genworth Financial Inc. Class A	754,431	2,852
	Walker & Dunlop Inc.	21,768	2,817
	Universal Insurance Holdings Inc.	198,198	2,674
	Towne Bank	85,842	2,570
*	LendingClub Corp.	147,065	2,321
	Westamerica BanCorp.	33,964	2,055
	Janus Henderson Group plc	55,368	1,939

5

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Kinsale Capital Group Inc.	7,858	1,792
	Central Pacific Financial Corp.	60,682	1,693
	Oppenheimer Holdings Inc. Class A	37,690	1,643
*	Brighthouse Financial Inc.	30,195	1,560
*	Silvergate Capital Corp. Class A	10,042	1,512
	S&T Bancorp Inc.	47,642	1,409
	Bank OZK	31,753	1,356
	Columbia Banking System Inc.	41,185	1,329
	BGC Partners Inc. Class A	289,566	1,274
	First Merchants Corp.	29,995	1,248
	Southside Bancshares Inc.	30,080	1,228
	Hanover Insurance Group Inc.	7,937	1,187
*	Donnelley Financial Solutions Inc.	34,665	1,153
	Kearny Financial Corp.	77,420	997
	Byline Bancorp Inc.	34,700	926
	Cowen Inc. Class A	31,667	858
	ProAssurance Corp.	30,900	831
	Virtus Investment Partners Inc.	3,380	811
	Primerica Inc.	4,979	681
	Hanmi Financial Corp.	25,651	631
	First American Financial Corp.	9,526	617
	Northfield Bancorp Inc.	42,615	612
	Premier Financial Corp.	15,843	481
	Heartland Financial USA Inc.	9,832	470
	Preferred Bank	5,257	390
	Curo Group Holdings Corp.	29,278	382
	First Financial Corp.	8,599	372
	Veritex Holdings Inc.	9,631	368
	Brightsphere Investment Group Inc.	14,925	362
	Western Alliance Bancorp	4,051	336
	Sculptor Capital Management Inc. Class A	23,774	331
	HomeStreet Inc.	6,713	318
	Brookline Bancorp Inc.	17,711	280
			237,230
Health Care (13.0%)
*	Tenet Healthcare Corp.	113,237	9,734
*	AMN Healthcare Services Inc.	87,382	9,117
*	Medpace Holdings Inc.	47,481	7,767
*	Sarepta Therapeutics Inc.	92,451	7,222
	Bruker Corp.	110,512	7,106
*	NextGen Healthcare Inc.	312,775	6,540
*	Ionis Pharmaceuticals Inc.	173,108	6,412
*	ICU Medical Inc.	28,191	6,276
*	Allscripts Healthcare Solutions Inc.	247,055	5,564
*	STAAR Surgical Co.	64,680	5,169
*	Tandem Diabetes Care Inc.	41,691	4,848
*	Travere Thrapeutics Inc.	173,794	4,479
	Select Medical Holdings Corp.	181,495	4,354
*	Alkermes plc	159,579	4,199
*	Veeva Systems Inc. Class A	19,154	4,069
*	Shockwave Medical Inc.	18,822	3,903
*	FibroGen Inc.	315,085	3,787
		Shares	Market Value• ($000)
*	ACADIA Pharmaceuticals Inc.	140,923	3,413
*	Globus Medical Inc. Class A	44,259	3,265
*	CorVel Corp.	19,235	3,240
*	Deciphera Pharmaceuticals Inc.	343,541	3,185
*	Theravance Biopharma Inc.	328,093	3,137
*	Charles River Laboratories International Inc.	11,019	3,129
*	Inogen Inc.	87,529	2,838
*	Community Health Systems Inc.	233,164	2,768
*	Amedisys Inc.	15,724	2,709
*	Agenus Inc.	1,084,536	2,668
*,1	Intercept Pharmaceuticals Inc.	149,262	2,428
*	Apellis Pharmaceuticals Inc.	45,790	2,327
*	Seres Therapeutics Inc.	306,162	2,180
*	ImmunoGen Inc.	433,864	2,065
*	PTC Therapeutics Inc.	53,771	2,006
*	Maravai LifeSciences Holdings Inc. Class A	51,752	1,825
*	Inspire Medical Systems Inc.	6,527	1,675
*	Endo International plc	683,178	1,578
*	MEDNAX Inc.	67,015	1,574
*	Repligen Corp.	8,341	1,569
*	Multiplan Corp.	324,157	1,517
*	Glaukos Corp.	25,794	1,491
*	Zymeworks Inc.	227,182	1,488
*	CytomX Therapeutics Inc.	555,119	1,482
*	Editas Medicine Inc. Class A	74,341	1,414
*	Quidel Corp.	12,143	1,366
*	Precision BioSciences Inc.	440,956	1,358
*	Option Care Health Inc.	47,267	1,350
*	Cara Therapeutics Inc.	110,702	1,345
*	Covetrus Inc.	74,109	1,244
*	Sangamo Therapeutics Inc.	204,225	1,187
*	Avanos Medical Inc.	35,071	1,175
*	Atara Biotherapeutics Inc.	122,155	1,135
*	AnaptysBio Inc.	45,021	1,114
*	NuVasive Inc.	18,739	1,063
*	MiMedx Group Inc.	220,818	1,040
*	Joint Corp.	28,283	1,001
*	Codexis Inc.	48,088	992
*	RadNet Inc.	44,354	992
*	Enanta Pharmaceuticals Inc.	13,904	990
*	Vir Biotechnology Inc.	36,509	939
*,1	Clovis Oncology Inc.	420,684	850
*	Myriad Genetics Inc.	33,152	835
*	Computer Programs and Systems Inc.	23,856	822
	US Physical Therapy Inc.	8,264	822
*	Voyager Therapeutics Inc.	102,911	784
*	Orthofix Medical Inc.	23,742	776
*	ModivCare Inc.	6,574	759
*	Radius Health Inc.	85,165	752
*	Alector Inc.	51,954	740
*	Tactile Systems Technology Inc.	36,569	737
*	Merit Medical Systems Inc.	10,778	717
*	Privia Health Group Inc.	26,396	706
*	Addus HomeCare Corp.	7,524	702

6

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Cross Country Healthcare Inc.	31,636	686
*	Reata Pharmaceuticals Inc. Class A	20,245	663
*	Atea Pharmaceuticals Inc.	91,469	660
*	MacroGenics Inc.	74,540	657
*	Puma Biotechnology Inc.	227,827	656
*	Figs Inc. Class A	29,729	640
*	Minerva Neurosciences Inc.	715,684	594
*	AngioDynamics Inc.	26,190	564
*	Esperion Therapeutics Inc.	103,744	481
*	Neogen Corp.	14,629	451
*	Assembly Biosciences Inc.	212,676	438
	Chemed Corp.	850	431
*	Bluebird Bio Inc.	83,016	403
*	iRhythm Technologies Inc.	2,470	389
*	REGENXBIO Inc.	11,228	373
*	Molecular Templates Inc.	104,179	359
*	Co-Diagnostics Inc.	53,218	329
	National HealthCare Corp.	4,631	325
*	AtriCure Inc.	4,783	314
*	Pennant Group Inc.	16,426	306
*	Merus NV	11,246	297
*	Amneal Pharmaceuticals Inc.	61,720	257
*	Akebia Therapeutics Inc.	331,679	238
*	Odonate Therapeutics Inc.	161,720	213
*	GlycoMimetics Inc.	177,063	202
*	Precigen Inc.	95,719	202
*	Spectrum Pharmaceuticals Inc.	134,742	174
*	Organogenesis Holdings Inc. Class A	21,709	165
*	Aligos Therapeutics Inc.	69,638	150
*	WaVe Life Sciences Ltd.	48,932	98
*	Acorda Therapeutics Inc.	38,060	61
			197,586
Industrials (16.2%)
	AGCO Corp.	82,973	12,117
	Allison Transmission Holdings Inc.	269,255	10,571
*	Clean Harbors Inc.	89,822	10,028
	ManpowerGroup Inc.	106,746	10,026
	nVent Electric plc	283,535	9,861
	Kforce Inc.	129,189	9,556
	Rush Enterprises Inc. Class A	185,303	9,434
	EMCOR Group Inc.	81,893	9,224
*	Atkore Inc.	93,405	9,195
	Triton International Ltd.	116,314	8,163
	Mueller Industries Inc.	136,693	7,405
	MDU Resources Group Inc.	263,198	7,014
*	GMS Inc.	138,584	6,897
	Terex Corp.	189,050	6,741
	Korn Ferry	98,886	6,422
	Acuity Brands Inc.	33,545	6,350
	Boise Cascade Co.	86,753	6,027
	Ryder System Inc.	75,668	6,003
	GrafTech International Ltd.	553,721	5,327
*	Titan Machinery Inc.	182,769	5,165
	Hillenbrand Inc.	108,176	4,778
	Applied Industrial Technologies Inc.	46,370	4,760
	Heidrick & Struggles International Inc.	116,638	4,617
		Shares	Market Value• ($000)
	Matson Inc.	37,651	4,541
	Ennis Inc.	238,271	4,401
*	Avis Budget Group Inc.	16,395	4,317
*	MRC Global Inc.	331,712	3,951
*	NOW Inc.	352,737	3,891
	UFP Industries Inc.	44,092	3,402
	Encore Wire Corp.	29,392	3,353
	Schneider National Inc. Class B	121,595	3,101
	Genco Shipping & Trading Ltd.	108,461	2,562
	H&E Equipment Services Inc.	57,623	2,508
*	JELD-WEN Holding Inc.	110,180	2,234
	ArcBest Corp.	26,039	2,096
*	Saia Inc.	8,553	2,085
	Argan Inc.	51,250	2,080
*	Hub Group Inc. Class A	24,711	1,908
	Insteel Industries Inc.	47,182	1,745
	Air Lease Corp. Class A	38,366	1,713
	Douglas Dynamics Inc.	46,329	1,602
*	Forrester Research Inc.	27,001	1,523
*	Masonite International Corp.	17,107	1,521
*	TrueBlue Inc.	51,419	1,485
*	Daseke Inc.	145,443	1,465
	AECOM	18,816	1,445
*	Veritiv Corp.	9,018	1,205
*	TriNet Group Inc.	11,782	1,159
	Matthews International Corp. Class A	31,537	1,021
	Moog Inc. Class A	11,149	979
*	Quad/Graphics Inc.	135,304	939
	Brady Corp. Class A	15,782	730
	Resources Connection Inc.	36,286	622
	Marten Transport Ltd.	32,795	582
	Interface Inc. Class A	41,285	560
	Kelly Services Inc. Class A	24,934	541
	EnPro Industries Inc.	4,854	474
	Watts Water Technologies Inc. Class A	3,147	439
	Tetra Tech Inc.	2,176	359
	Deluxe Corp.	11,393	345
	Wabash National Corp.	23,145	343
*	ASGN Inc.	2,760	322
	AZZ Inc.	6,528	315
	Global Industrial Co.	9,583	309
*	Blue Bird Corp.	14,291	269
			246,123
Information Technology (13.7%)
	Jabil Inc.	193,878	11,968
*	Manhattan Associates Inc.	78,836	10,935
*	Pure Storage Inc. Class A	294,017	10,382
*	Nutanix Inc. Class A	369,179	9,901
*	Alpha & Omega Semiconductor Ltd.	171,595	9,378
*	Cirrus Logic Inc.	107,532	9,118
*	CommVault Systems Inc.	117,997	7,829
*	Extreme Networks Inc.	610,354	7,452
	CSG Systems International Inc.	110,235	7,008
*	CommScope Holding Co. Inc.	879,357	6,929
*	Box Inc. Class A	236,297	6,867
	Concentrix Corp.	39,216	6,532
*	Teradata Corp.	126,918	6,256
	A10 Networks Inc.	415,084	5,790

7

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Super Micro Computer Inc.	147,370	5,610
	TTEC Holdings Inc.	58,262	4,808
	Avnet Inc.	112,325	4,559
*	Axcelis Technologies Inc.	54,831	4,141
*	Tenable Holdings Inc.	67,418	3,896
*	Alarm.com Holdings Inc.	52,271	3,474
*	Fabrinet	32,738	3,442
	Kulicke & Soffa Industries Inc.	61,339	3,436
*	8x8 Inc.	266,598	3,356
*	International Money Express Inc.	162,502	3,349
*	Unisys Corp.	151,585	3,276
	Amkor Technology Inc.	145,353	3,157
*	Diodes Inc.	35,147	3,057
*	LiveRamp Holdings Inc.	76,091	2,845
*	Sanmina Corp.	69,002	2,789
*	Upland Software Inc.	153,335	2,700
*	Magnachip Semiconductor Corp.	155,663	2,632
*	Domo Inc. Class B	50,890	2,574
*	MaxLinear Inc.	39,120	2,283
*	Yext Inc.	318,784	2,196
*	Agilysys Inc.	49,789	1,986
*	Ichor Holdings Ltd.	54,281	1,934
*	Avaya Holdings Corp.	147,122	1,864
*	SMART Global Holdings Inc.	72,128	1,863
*	Benefitfocus Inc.	145,175	1,832
*	Diebold Nixdorf Inc.	244,546	1,646
*	Conduent Inc.	306,849	1,583
*	Ultra Clean Holdings Inc.	33,631	1,426
*	ePlus Inc.	22,646	1,270
*	ExlService Holdings Inc.	8,652	1,240
*	Arlo Technologies Inc.	132,892	1,177
*	Everbridge Inc.	23,758	1,037
*	SecureWorks Corp. Class A	76,277	1,011
	Xperi Holding Corp.	57,146	990
*	Allegro MicroSystems Inc.	29,423	836
*	Brightcove Inc.	86,508	675
*	ScanSource Inc.	19,379	674
*	Workiva Inc. Class A	5,656	667
*	Semtech Corp.	8,611	597
*	Cohu Inc.	10,455	309
*	Kyndryl Holdings Inc.	23,365	307
*	Cognyte Software Ltd.	20,682	234
			209,083
Materials (5.6%)
	Olin Corp.	199,873	10,449
	Louisiana-Pacific Corp.	161,962	10,061
	AdvanSix Inc.	156,354	7,988
	Commercial Metals Co.	191,342	7,964
	Schnitzer Steel Industries Inc. Class A	136,885	7,110
	Warrior Met Coal Inc.	135,831	5,041
	Alcoa Corp.	53,001	4,772
	SunCoke Energy Inc.	524,303	4,672
*	Sylvamo Corp.	107,403	3,574
*	O-I Glass Inc.	227,335	2,996
	Chemours Co.	90,351	2,844
	US Steel Corp.	74,605	2,816
	Tronox Holdings plc Class A	131,599	2,604
*	Cleveland-Cliffs Inc.	69,104	2,226
	Huntsman Corp.	49,907	1,872
	Sonoco Products Co.	27,894	1,745
	Innospec Inc.	18,466	1,709
*	TimkenSteel Corp.	47,672	1,043
		Shares	Market Value• ($000)
	Tredegar Corp.	86,164	1,033
	Greif Inc. Class A	15,302	996
	Mercer International Inc.	66,039	921
	Hawkins Inc.	9,500	436
	Koppers Holdings Inc.	14,707	405
	Orion Engineered Carbons SA	21,010	335
	Sensient Technologies Corp.	3,444	289
			85,901
Real Estate (8.2%)
	Life Storage Inc.	74,626	10,480
	PotlatchDeltic Corp.	188,782	9,955
	Highwoods Properties Inc.	216,121	9,885
	National Storage Affiliates Trust	147,187	9,237
	Piedmont Office Realty Trust Inc. Class A	492,075	8,474
	Apple Hospitality REIT Inc.	411,560	7,396
	Brixmor Property Group Inc.	273,755	7,066
	Necessity Retail REIT Inc.	872,127	6,899
	SITE Centers Corp.	372,840	6,230
	American Assets Trust Inc.	132,311	5,013
	EPR Properties	83,785	4,584
	Sabra Health Care REIT Inc.	263,560	3,924
	Universal Health Realty Income Trust	63,853	3,727
*	Summit Hotel Properties Inc.	363,772	3,623
	Global Net Lease Inc.	210,462	3,311
	Spirit Realty Capital Inc.	52,579	2,420
	Getty Realty Corp.	79,318	2,270
	Alexander's Inc.	8,488	2,175
	Office Properties Income Trust	75,821	1,951
	RPT Realty	138,584	1,908
	Kite Realty Group Trust	71,575	1,630
	RLJ Lodging Trust	113,672	1,601
	UMH Properties Inc.	61,461	1,511
	RE/MAX Holdings Inc. Class A	51,617	1,431
*	DiamondRock Hospitality Co.	125,939	1,272
	One Liberty Properties Inc.	37,488	1,154
	Urban Edge Properties	54,020	1,032
	Douglas Elliman Inc.	122,665	895
	Service Properties Trust	76,454	675
	Essential Properties Realty Trust Inc.	25,901	655
*	Redfin Corp.	31,000	559
	Park Hotels & Resorts Inc.	23,196	453
	Centerspace	4,477	439
	Urstadt Biddle Properties Inc. Class A	19,617	369
	Gladstone Commercial Corp.	14,850	327
	Alexander & Baldwin Inc.	13,578	315
			124,846
Utilities (2.5%)
	National Fuel Gas Co.	161,625	11,104
	Otter Tail Corp.	141,086	8,818
	Portland General Electric Co.	134,200	7,401
	Hawaiian Electric Industries Inc.	164,923	6,978

8

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Unitil Corp.	33,551	1,673
	New Jersey Resources Corp.	22,157	1,016
	MGE Energy Inc.	6,120	488
			37,478
Total Common Stocks (Cost $1,344,046)			1,512,906
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.312% (Cost $9,560)	95,623	9,562
Total Investments (100.0%) (Cost $1,353,606)			1,522,468
Other Assets and Liabilities—Net (0.0%)			(472)
Net Assets (100%)			1,521,996
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,137,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,157,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	88	9,092	81

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Small-Cap Equity Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,344,046)	1,512,906
Affiliated Issuers (Cost $9,560)	9,562
Total Investments in Securities	1,522,468
Investment in Vanguard	52
Cash Collateral Pledged—Futures Contracts	563
Receivables for Investment Securities Sold	4,573
Receivables for Accrued Income	882
Receivables for Capital Shares Issued	781
Total Assets	1,529,319
Liabilities
Due to Custodian	668
Payables for Investment Securities Purchased	1
Collateral for Securities on Loan	1,157
Payables for Capital Shares Redeemed	5,220
Payables to Vanguard	175
Variation Margin Payable—Futures Contracts	102
Total Liabilities	7,323
Net Assets	1,521,996
1 Includes $1,137 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	1,258,699
Total Distributable Earnings (Loss)	263,297
Net Assets	1,521,996

Net Assets
Applicable to 40,687,371 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,521,996
Net Asset Value Per Share	$37.41

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Small-Cap Equity Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	10,544
Interest[2]	5
Securities Lending—Net	29
Total Income	10,578
Expenses
The Vanguard Group—Note B
Investment Advisory Services	294
Management and Administrative	1,654
Marketing and Distribution	82
Custodian Fees	9
Shareholders’ Reports	25
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	2,072
Net Investment Income	8,506
Realized Net Gain (Loss)
Investment Securities Sold[2]	121,783
Futures Contracts	(547)
Realized Net Gain (Loss)	121,236
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(84,051)
Futures Contracts	204
Change in Unrealized Appreciation (Depreciation)	(83,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,895
1	Dividends are net of foreign withholding taxes of $23,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Small-Cap Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,506	15,711
Realized Net Gain (Loss)	121,236	313,510
Change in Unrealized Appreciation (Depreciation)	(83,847)	228,291
Net Increase (Decrease) in Net Assets Resulting from Operations	45,895	557,512
Distributions
Total Distributions	(277,283)	(15,307)
Capital Share Transactions
Issued	245,068	616,207
Issued in Lieu of Cash Distributions	246,930	13,795
Redeemed	(357,976)	(581,418)
Net Increase (Decrease) from Capital Share Transactions	134,022	48,584
Total Increase (Decrease)	(97,366)	590,789
Net Assets
Beginning of Period	1,619,362	1,028,573
End of Period	1,521,996	1,619,362

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Small-Cap Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.90	$28.48	$31.41	$40.21	$36.99	$31.45
Investment Operations
Net Investment Income[1]	.218	.435	.392	.393	.373	.462
Net Realized and Unrealized Gain (Loss) on Investments	1.071	15.424	(1.955)	(5.888)	5.294	5.545
Total from Investment Operations	1.289	15.859	(1.563)	(5.495)	5.667	6.007
Distributions
Dividends from Net Investment Income	(.507)	(.439)	(.393)	(.378)	(.394)	(.467)
Distributions from Realized Capital Gains	(7.272)	—	(.974)	(2.927)	(2.053)	—
Total Distributions	(7.779)	(.439)	(1.367)	(3.305)	(2.447)	(.467)
Net Asset Value, End of Period	$37.41	$43.90	$28.48	$31.41	$40.21	$36.99
Total Return[2]	2.94%	56.05%	-5.55%	-12.91%	16.13%	19.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,522	$1,619	$1,029	$1,395	$1,917	$1,673
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.08%	1.35%	1.22%	0.99%	1.34%
Portfolio Turnover Rate	35%	76%	66%	67%	88%	91%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Small-Cap Equity Fund
Notes to Financial Statements
Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
14

Strategic Small-Cap Equity Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
15

Strategic Small-Cap Equity Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $52,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,353,919
Gross Unrealized Appreciation	282,437
Gross Unrealized Depreciation	(113,807)
Net Unrealized Appreciation (Depreciation)	168,630
16

Strategic Small-Cap Equity Fund
E.	During the six months ended March 31, 2022, the fund purchased $554,116,000 of investment securities and sold $686,193,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2022, such purchases were $0 and sales were $5,969,000, resulting in net realized gain of $2,042,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	Shares (000)	Shares (000)
Issued	5,813	14,866
Issued in Lieu of Cash Distributions	6,602	389
Redeemed	(8,612)	(14,491)
Net Increase (Decrease) in Shares Outstanding	3,803	764
G.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
18

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Small-Cap Equity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6152 052022

Semiannual Report  |  March 31, 2022
Vanguard International Core Stock Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
International Core Stock Fund
Investor Shares	$1,000.00	$997.10	$2.34
Admiral™ Shares	1,000.00	997.20	1.84
Based on Hypothetical 5% Yearly Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,022.59	$2.37
Admiral Shares	1,000.00	1,023.09	1.87
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.47% for Investor Shares and 0.37% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

International Core Stock Fund
Fund Allocation
As of March 31, 2022

Japan	14.9%
France	8.2
Canada	7.7
Switzerland	7.5
United Kingdom	6.9
China	6.8
Taiwan	5.8
Germany	5.1
Australia	4.4
South Korea	4.0
India	3.5
Brazil	2.6
Italy	1.8
Mexico	1.6
Netherlands	1.6
Thailand	1.5
Norway	1.5
South Africa	1.5
Austria	1.4
Sweden	1.4
Spain	1.1
Finland	1.1
Ireland	1.1
Singapore	1.0
Other	6.0
The table reflects the fund’s investments, except for short-term investments.
3

International Core Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (4.4%)
*	BHP Group Ltd.	267,403	10,369
	Australia & New Zealand Banking Group Ltd.	396,754	8,130
	Goodman Group	332,562	5,652
	Brambles Ltd.	478,039	3,528
			27,679
Austria (1.4%)
	Erste Group Bank AG	127,833	4,661
*,1	BAWAG Group AG	76,155	3,843
			8,504
Brazil (2.6%)
	Telefonica Brasil SA	594,900	6,709
*	Itau Unibanco Holding SA Preference Shares	1,075,100	6,205
	Localiza Rent a Car SA	264,400	3,393
			16,307
Canada (7.6%)
	Royal Bank of Canada	106,472	11,722
	Barrick Gold Corp.	459,566	11,271
	Brookfield Asset Management Inc. Class A	168,366	9,519
	Intact Financial Corp.	45,383	6,706
	Canadian National Railway Co.	37,595	5,043
	RioCan REIT	179,310	3,619
			47,880
China (6.7%)
	China Merchants Bank Co. Ltd. Class H	1,017,000	7,917
	China Longyuan Power Group Corp. Ltd. Class H	3,132,000	7,040
	Industrial & Commercial Bank of China Ltd. Class H	10,448,000	6,405
	Zhongsheng Group Holdings Ltd.	875,289	6,154
		Shares	Market Value• ($000)
	Midea Group Co. Ltd. Class A	616,700	5,501
	Tsingtao Brewery Co. Ltd. Class A	396,517	4,911
	CSPC Pharmaceutical Group Ltd.	3,822,000	4,379
			42,307
Denmark (0.6%)
*	Genmab A/S	10,914	3,942
Finland (1.1%)
*	Nokia OYJ	1,247,105	6,868
France (8.1%)
*	Airbus SE	90,056	10,867
	AXA SA	355,680	10,412
[2]	TotalEnergies SE	193,633	9,798
	Pernod Ricard SA	33,318	7,320
	Engie SA	521,622	6,858
	Bureau Veritas SA	196,626	5,606
	Credit Agricole SA	3,729	45
			50,906
Germany (5.0%)
	Siemens AG (Registered)	54,118	7,493
	Volkswagen AG Preference Shares	38,681	6,647
	Brenntag SE	78,642	6,341
*	Commerzbank AG	796,647	6,054
	Wacker Chemie AG	30,211	5,142
			31,677
Greece (0.5%)
	Hellenic Telecommunications Organization SA	188,840	3,415
India (3.5%)
	Power Grid Corp. of India Ltd.	2,283,543	6,510
*	Axis Bank Ltd.	586,523	5,840
	Larsen & Toubro Ltd.	245,583	5,695
	Mahindra & Mahindra Ltd.	376,551	3,982
			22,027
4

International Core Stock Fund
		Shares	Market Value• ($000)
Indonesia (0.8%)
	Telkom Indonesia Persero Tbk. PT	16,378,100	5,211
Ireland (1.0%)
*	Smurfit Kappa Group plc	148,426	6,593
Italy (1.7%)
	CNH Industrial NV	391,100	6,160
	Enel SpA	709,424	4,737
			10,897
Japan (14.7%)
	Tokio Marine Holdings Inc.	167,600	9,753
	Mitsubishi UFJ Financial Group Inc.	1,464,800	9,054
	T&D Holdings Inc.	640,670	8,699
	KDDI Corp.	263,500	8,639
	ITOCHU Corp.	242,500	8,203
	Mitsui Fudosan Co. Ltd.	380,300	8,139
	Fujitsu Ltd.	49,500	7,417
	Isuzu Motors Ltd.	544,300	7,031
	Daiichi Sankyo Co. Ltd.	319,000	6,966
	Shiseido Co. Ltd.	106,200	5,364
	Astellas Pharma Inc.	340,000	5,313
	Yamaha Motor Co. Ltd.	234,900	5,265
	Nippon Telegraph & Telephone Corp.	96,400	2,801
			92,644
Luxembourg (0.6%)
	ArcelorMittal SA	112,095	3,591
Mexico (1.6%)
	Wal-Mart de Mexico SAB de CV	2,427,600	9,998
Netherlands (1.6%)
*	AerCap Holdings NV	109,329	5,497
	Koninklijke Philips NV	144,670	4,411
			9,908
Norway (1.5%)
	Norsk Hydro ASA	979,779	9,519
Other (3.4%)
[3]	Vanguard FTSE Developed Markets ETF	449,943	21,612
Russia (0.0%)
[4]	Magnit PJSC	31,141	—
Singapore (1.0%)
	DBS Group Holdings Ltd.	249,000	6,524
South Africa (1.5%)
	Anglo American plc	181,729	9,443
South Korea (4.0%)
	Samsung Electronics Co. Ltd.	256,978	14,705
		Shares	Market Value• ($000)
	SK Telecom Co. Ltd.	127,776	5,975
	SK Hynix Inc.	44,444	4,275
			24,955
Spain (1.1%)
	Repsol SA	525,966	6,890
Sweden (1.4%)
[2]	Volvo AB Class B	257,018	4,795
	Alfa Laval AB	107,342	3,692
			8,487
Switzerland (7.4%)
	Nestle SA (Registered)	106,148	13,801
	Roche Holding AG	32,558	12,882
	Novartis AG (Registered)	138,044	12,119
	Cie Financiere Richemont SA (Registered)	60,492	7,668
			46,470
Taiwan (5.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	884,000	18,134
	Hon Hai Precision Industry Co. Ltd.	2,302,309	8,454
	MediaTek Inc.	188,000	5,851
*	Uni-President Enterprises Corp.	1,742,000	3,975
			36,414
Thailand (1.5%)
	Kasikornbank PCL (Foreign)	1,267,100	6,115
	Thai Beverage PCL	6,573,100	3,459
			9,574
United Kingdom (6.8%)
	Shell plc	640,221	17,548
*	Compass Group plc	404,895	8,713
	WPP plc	649,965	8,507
*	BT Group plc	1,975,471	4,710
	B&M European Value Retail SA	458,724	3,209
			42,687
Total Common Stocks (Cost $598,148)			622,929

5

International Core Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[5,6] Vanguard Market Liquidity Fund, 0.312%(Cost $26,105)	261,080	26,105
Total Investments (103.0%) (Cost $624,253)		649,034
Other Assets and Liabilities—Net (-3.0%)		(18,867)
Net Assets (100%)		630,167
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the aggregate value was $3,843,000, representing 0.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,907,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $8,607,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.
6

International Core Stock Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $577,004)	601,317
Affiliated Issuers (Cost $47,249)	47,717
Total Investments in Securities	649,034
Investment in Vanguard	21
Cash	560
Foreign Currency, at Value (Cost $1,117)	1,124
Receivables for Investment Securities Sold	4,359
Receivables for Accrued Income	2,623
Receivables for Capital Shares Issued	1,643
Total Assets	659,364
Liabilities
Payables for Investment Securities Purchased	19,379
Collateral for Securities on Loan	8,607
Payables for Capital Shares Redeemed	688
Payables to Investment Advisor	307
Payables to Vanguard	49
Deferred Foreign Capital Gains Taxes	167
Total Liabilities	29,197
Net Assets	630,167
1 Includes $7,907 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	607,511
Total Distributable Earnings (Loss)	22,656
Net Assets	630,167

Investor Shares—Net Assets
Applicable to 6,721,676 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,228
Net Asset Value Per Share—Investor Shares	$11.94

Admiral Shares—Net Assets
Applicable to 23,027,438 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	549,939
Net Asset Value Per Share—Admiral Shares	$23.88
See accompanying Notes, which are an integral part of the Financial Statements.
7

International Core Stock Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	6,437
Dividends—Affiliated Issuers	230
Interest—Unaffiliated Issuers	—
Interest—Affiliated Issuers	4
Securities Lending—Net	7
Total Income	6,678
Expenses
Investment Advisory Fees—Note B
Basic Fee	519
Performance Adjustment	59
The Vanguard Group—Note C
Management and Administrative—Investor Shares	85
Management and Administrative—Admiral Shares	380
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—Admiral Shares	16
Custodian Fees	21
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	1,106
Net Investment Income	5,572
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Investment Securities Sold—Unaffiliated Issuers	526
Investment Securities Sold—Affiliated Issuers	(1,086)
Foreign Currencies	(103)
Realized Net Gain (Loss)	(663)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(8,614)
Investment Securities—Affiliated Issuers	(394)
Foreign Currencies	(33)
Change in Unrealized Appreciation (Depreciation)	(9,041)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,132)
1	Dividends are net of foreign withholding taxes of $664,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $3,000.
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Core Stock Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,572	10,541
Realized Net Gain (Loss)	(663)	16,533
Change in Unrealized Appreciation (Depreciation)	(9,041)	33,825
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,132)	60,899
Distributions
Investor Shares	(3,031)	(814)
Admiral Shares	(20,529)	(3,445)
Total Distributions	(23,560)	(4,259)
Capital Share Transactions
Investor Shares	13,627	20,492
Admiral Shares	107,508	271,650
Net Increase (Decrease) from Capital Share Transactions	121,135	292,142
Total Increase (Decrease)	93,443	348,782
Net Assets
Beginning of Period	536,724	187,942
End of Period	630,167	536,724
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Core Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30, 2021	October 1, 2019[1] to September 30, 2020
Net Asset Value, Beginning of Period	$12.50	$9.91	$10.00
Investment Operations
Net Investment Income[2]	.114	.307	.190
Net Realized and Unrealized Gain (Loss) on Investments	(.148)	2.490	(.269)
Total from Investment Operations	(.034)	2.797	(.079)
Distributions
Dividends from Net Investment Income	(.336)	(.207)	(.011)
Distributions from Realized Capital Gains	(.190)	—	—
Total Distributions	(.526)	(.207)	(.011)
Net Asset Value, End of Period	$11.94	$12.50	$9.91
Total Return[3]	-0.29%	28.44%	-0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80	$70	$39
Ratio of Total Expenses to Average Net Assets[4]	0.47%	0.45%	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.85%	2.53%	2.04%[5]
Portfolio Turnover Rate	31%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02% and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Core Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30, 2021	October 1, 2019[1] to September 30, 2020
Net Asset Value, Beginning of Period	$25.02	$19.85	$20.00
Investment Operations
Net Investment Income[2]	.241	.684	.401
Net Realized and Unrealized Gain (Loss) on Investments	(.306)	4.921	(.527)
Total from Investment Operations	(.065)	5.605	(.126)
Distributions
Dividends from Net Investment Income	(.695)	(.435)	(.024)
Distributions from Realized Capital Gains	(.380)	—	—
Total Distributions	(1.075)	(.435)	(.024)
Net Asset Value, End of Period	$23.88	$25.02	$19.85
Total Return[3]	-0.28%	28.47%	-0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$550	$466	$149
Ratio of Total Expenses to Average Net Assets[4]	0.37%	0.35%	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.95%	2.78%	2.15%[5]
Portfolio Turnover Rate	31%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02% and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Core Stock Fund
Notes to Financial Statements
Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

International Core Stock Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
13

International Core Stock Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI All Country World Index ex USA since December 31, 2019. For the six months ended March 31, 2022, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets, before a net increase of $59,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

International Core Stock Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	74,185	—	—	74,185
Common Stocks—Other	27,109	521,635	—	548,744
Temporary Cash Investments	26,105	—	—	26,105
Total	127,399	521,635	—	649,034
E.  As of March 31, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	626,567
Gross Unrealized Appreciation	60,966
Gross Unrealized Depreciation	(38,499)
Net Unrealized Appreciation (Depreciation)	22,467
F.  During the six months ended March 31, 2022, the fund purchased $282,276,000 of investment securities and sold $175,340,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,992	2,414	54,340	4,457
Issued in Lieu of Cash Distributions	2,587	216	679	60
Redeemed	(18,952)	(1,536)	(34,527)	(2,855)
Net Increase (Decrease)—Investor Shares	13,627	1,094	20,492	1,662
Admiral Shares
Issued	163,405	6,642	370,262	15,194
Issued in Lieu of Cash Distributions	17,527	730	2,621	116
Redeemed	(73,424)	(2,984)	(101,233)	(4,160)
Net Increase (Decrease)—Admiral Shares	107,508	4,388	271,650	11,150
15

International Core Stock Fund
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard FTSE Developed Markets ETF	5,704	57,123	39,736	(1,085)	(394)	230	—	21,612
Vanguard Market Liquidity Fund	5,419	NA1	NA1	(1)	—	4	—	26,105
Total	11,123	57,123	39,736	(1,086)	(394)	234	—	47,717
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard International Core Stock Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Rather than relying on one style or valuation framework, Wellington Management seeks to construct an international portfolio that takes advantage of multiple alpha-generation techniques, which in their view increases their odds of success over time. They employ a multi-disciplinary investment approach that systematically draws investment ideas from Wellington Management’s quantitative research teams, macro-economic research, global industry analyst research, positions held by Wellington Management’s investment boutique teams, and ESG research that emphasizes positive governance practices. This multi-disciplinary approach yields an opportunity set of 100 to 150 companies, of which the team will make selections based on its assessment of each company’s management teams, capital allocation, and competitive advantages. The team then seeks to create a portfolio that prioritizes stock specific alpha potential, limiting the portfolio’s style, factor, region, and industry risk exposure. Wellington Management has managed the fund since its inception.
17

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Core Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q24042 052022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.